UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Mar 31

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Shareholder Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.aspiriantfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971.

You may elect to receive all future reports in paper free of charge at any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Aspiriant Funds.

ASPIRIANT TRUST

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Letter to Shareholders

March 31, 2020

The Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund” or the “Fund”), returned -10.16% for the one year ended March 31, 2020. Over the same period, Equity Allocation Fund’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned -11.26%. The Fund is beating its Benchmark return over the past three years (2.23% vs. 1.50%), while doing so with materially less risk, as measured by the annualized volatility of monthly returns over the same period. As of March 31, 2020, the Fund’s annualized three-year volatility was 11.35%, compared to 14.89% for the Benchmark.

During the one-year period ended March 31, 2020, U.S. equities, as measured by the S&P 500 Index (the “S&P 500”), returned -6.98% while international stocks, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, returned -14.38% and -17.69%, respectively. Relative performance was driven by the strong U.S. economy and corresponding strong U.S. dollar while international stocks experienced currency headwinds and the first surge of COVID-19 outbreaks that later moved to the U.S. Growth stocks continued to outperform value stocks as the economic expansion continued throughout most of the world until the full effects of lockdowns imposed by governments to slow the spread of COVID-19.

Strategies with higher allocations to U.S. assets fared better than those with a higher allocation to foreign and specifically emerging market assets. The GMO Quality Fund, iShares Edge MSCI Min Vol Global ETF and Acadian Asset Management LLC returned approximately -2.73%, -7.99% and -10.36% respectively, outperforming the Benchmark for the one-year period ended March 31, 2020. Aperio Group, LLC returned approximately -11.93%, underperforming the Benchmark for the one-year period ended March 31, 2020.

The Fund’s performance was negatively affected by its exposure to emerging markets equities as trade, COVID-19 and U.S. dollar strength buffered emerging markets returns. The iShares Core MSCI Emerging Markets ETF and the iShares Edge MSCI Min Vol Emerging Markets ETF returned approximately -19.21% and -18.74%, respectively, for the one-year period ended March 31, 2020.

Volatility has increased over the final two months of the year ended March 31, 2020 and is unlikely to dissipate until a vaccine for COVID-19 is developed. Further challenges are ahead as recession is forecast around the globe and concerns about the speed of a recovery are debated. In light of this, the Fund’s higher allocations to quality and low volatility managers, as well as the RIEF Strategic Partners Fund LLC, a long/short strategy, may protect a significant portion of the assets of the Fund compared to its Benchmark. The Fund may also participate in renewed global growth if the subsequent recession is shorter than anticipated through its investments in emerging markets.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2020

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, asset allocation, investing in smaller companies with limited resources and the use of predictive models. Low volatility and quality investing may go in and out of favor which may cause the Fund to sometimes underperform other equity funds. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

Foreign securities, including depositary receipts, have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include counterparty, derivatives, focused investment, large shareholder, leverage and short sale risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It is not possible to invest directly in an index.

The S&P 500 Index is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in U.S. Dollars and include reinvested dividends. It is not possible to invest directly in an index.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. It is not possible to invest directly in an index.

The MSCI Emerging Markets Index captures large and mid-cap representation across 26 Emerging Markets (EM) countries. It is not possible to invest directly in an index.

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ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS

March 31, 2020

The Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund” or the “Fund”) returned 3.35% for the one-year period ended March 31, 2020. Over the same period, Municipal Bond Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the “Benchmark”), returned 3.85%. The U.S. Federal Reserve’s easing throughout the year lead municipal bond markets to rally until the effects of COVID-19 began to be felt in the U.S. starting in mid-February and through March. In March, municipal bonds sold off with lower rated bonds performing the poorest, as represented by the Bloomberg Barclays High Yield Municipal Bond Index’s performance of -11.00%, compared to the Benchmark’s return of -3.63% over the same period.

The Fund’s allocation to high yield municipal bonds was approximately 10% of assets throughout the year, and the credit quality was also improved as the managers generally moved to a more neutral posture compared to the Benchmark. Even with that more neutral positioning to the Benchmark, the Fund’s relative underweight to shorter duration issues and AAA municipal bonds hurt its performance as longer duration municipal bonds underperformed.

The Fund stayed approximately neutral to its Benchmark on interest rate sensitivity, or duration, throughout the year.

Over the last few weeks of the one-year period ended March 31, 2020, credit spreads have widened between investment grade and high yield municipal bonds and our allocation to Wells Capital Management, Inc. (“WellsCap”) was increased by reallocating from more passive strategies managed by The Vanguard Group, Inc. WellsCap’s investment grade plus strategy provides opportunities to take advantage of those dislocations by using their strength in identifying undervalued credits.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser, the sub-advisers or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Investments in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

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ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2020

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

These and other risk considerations, such as preferred securities, call, counterparty, extension, defaulted securities, income, municipal lease obligations, political and economic, prepayment, restricted securities, tax, zero coupon bond risks, and, as a result of investing in underlying funds, short sale risk, are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market. It includes most investment-grade tax-exempt bonds that are issued by state and local governments. It is not possible to invest directly in an index.

The Bloomberg Barclays High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

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ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS

March 31, 2020

The Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund” or the “Fund”) returned -5.39% for the one-year period ended March 31, 2020. Over the same period, the Fund’s benchmark, the HFRI Fund of Funds Composite Index (the “Benchmark”), returned -2.60%.

Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, benefited most of the period from positive returns across most risk assets, equities in particular. That changed starting in January as Chinese markets began to sell off in response to the COVID-19 outbreak and then became a tidal wave of selling in U.S. and other international markets as the full scale of the pandemic became apparent. Core Diversifiers returned approximately -8.23% for the one-year period ended March 31, 2020. Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 1.05% for the one-year period ended March 31, 2020.

On January, 1 2020, the Fund allocated to two additional private funds, Millennium International, Ltd. and Elliott Associates, L.P., both well-regarded managers with track records of over 20 years. Together with All Weather Portfolio Limited and D. E. Shaw Orienteer International Fund, L.P., they performed very well with a blended return of 0.04% for the one-year period ended March 31, 2020.

GMO Benchmark-Free Allocation Fund, hurt by its continued overweight to emerging markets, returned approximately -11.11% underperforming the Benchmark for the one-year period ended March 31, 2020.

As volatility has increased over the final two months of the year and is not likely to dissipate until a vaccine for COVID-19 is developed, the defensive positioning should help hedge a significant portion of the assets of the Fund compared to its Benchmark.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2020

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include alternative strategies, asset-backed and mortgage-backed securities, call, commodity, counterparty, covered calls and equity collars, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, interest rate, inverse floaters, large shareholder, leverage, preferred securities, prepayment, REIT and real estate, restricted securities, sector, short sale, small and mid-cap company and zero coupon bond risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 800 constituent hedge fund of funds that invest over a broad range of strategies.

8

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS

March 31, 2020

The Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund” or the “Fund”) returned 4.25% for the one-year period ended March 31, 2020. Over the same period, Taxable Bond Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”), returned 8.93%. As equity and fixed income markets began selling off in February and March due to the COVID-19 pandemic, higher rated bonds significantly outperformed corporate high yield issues as represented by the Bloomberg Barclays U.S. Corporate High Yield Index’s return of -6.94% for the one-year period ended March 31, 2020.

The Fund’s core funds, which generally have strategies closer to the Benchmark, returned approximately 5.14% over the one-year period ended March 31, 2020. While the Fund’s opportunistic funds, which have strategies distinct from the Benchmark, returned approximately -6.17% over the same period. The Vanguard Total Bond Market Index Fund returned approximately 9.09%, outperforming the Benchmark for the fiscal year ended March 31, 2020. The MetWest Total Return Bond Fund, DoubleLine Total Return Bond Fund, PIMCO Income Fund, Vanguard High-Yield Corporate Fund and GMO Emerging Country Debt Fund returned approximately 8.29%, 2.78%, -3.12%, -3.60% and -8.75%, respectively, underperforming the Benchmark for the one-year period ended March 31, 2020. Each held assets that are not generally part of the Benchmark and that detracted from performance as longer dated U.S. Treasuries were the best performing asset class for the period.

The Fund’s allocations to its managers remained stable over the course of the period, and there were no additions or subtractions to the managers. As volatility has increased due to the COVID-19 pandemic and is not likely to dissipate until a vaccine is developed, we continue to manage the Fund’s allocations to preserve capital while looking for opportunities presented by the volatility.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

9

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2020

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include asset and mortgage-backed securities, call, counterparty, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, inflation index bond, interest rate, large shareholder, leverage, preferred securities, prepayment, restricted securities, sector, short sale and zero coupon bond risks. Further information about these and other risk considerations are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. It is not possible to invest directly in an index.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an uninvestable, unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. It is not possible to invest directly in an index.

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Growth of a $10,000 Investment and Performance

March 31, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2020	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Equity Allocation Fund
Advisor Shares	(10.16)%	3.00%	4.19%
MSCI ACWI Index (1)	(11.26)%	2.85%	5.22%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.04% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through March 31, 2020.

(1)

The MSCI ACWI Index, which captures large and mid cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2020	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Municipal Bond Fund	3.35%	3.43%
Bloomberg Barclays Municipal Bond Index (1)	3.85%	3.55%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through March 31, 2020.

(1)

The Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

12

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2020	1 Year	Annualized Since Inception*
Aspiriant Defensive Allocation Fund	(5.39)%	1.09%
HFRI Fund of Funds Composite Index (1)	(2.60)%	1.23%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

Effective November 7, 2019, the Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through June 30, 2020. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through March 31, 2020.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

13

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2020 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on March 29, 2018 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2020	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund	4.25%	3.90%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	8.93%	6.67%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through June 30, 2020. Effective November 7, 2019, the Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2020. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business March 29, 2018 (commencement of operations) through March 31, 2020.

(1)

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	4.5%
Financials	4.2%
Technology	3.9%
Consumer Staples	3.6%
Health Care	3.6%
Utilities	2.5%
Consumer Discretionary	1.7%
Materials	1.0%
Other	0.5%
Total Common Stocks	25.5%
Exchange-Traded Funds	21.9%
Open-End Mutual Fund	20.4%
Preferred Stock	0.1%
Private Fund	12.3%
Short-Term Investments	27.8%
Total Investments	108.0%
Liabilities in excess of other assets	(8.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	12.5%
Medical	12.1%
General Obligation	7.7%
Transportation	5.4%
Development	4.7%
Education	4.6%
Water	3.8%
Airport	3.6%
Higher Education	3.3%
School District	2.4%
Tobacco Settlement	1.4%
Power	1.4%
Housing	1.4%
Multifamily Housing	1.3%
Other	3.5%
Total Municipal Bonds	69.1%
Common Stock	0.0%[1]
Closed-End Mutual Funds	0.6%
Open-End Mutual Fund	15.7%
Private Funds	13.3%
Short-Term Investment	1.4%
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

16

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	51.7%
Managed Futures	2.3%
Global Macro	2.1%
Total Open-End Mutual Funds	56.1%
Exchange-Traded Fund
Real Asset	6.5%
Total Exchange-Traded Fund	6.5%
Private Funds
Global Allocation	11.2%
Merger Arbitrage	9.1%
Multi-Strategy	2.3%
Total Private Funds	22.6%
Short-Term Investment	14.0%
Total Investments	99.2%
Other assets less liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	96.1%
Foreign	2.2%
Total Open-End Mutual Funds	98.3%
Short-Term Investment	1.7%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

18

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS — 25.5%
	AUSTRALIA — 0.2%
47,500	Bendigo and Adelaide Bank Ltd.[1]	$182,488
62,226	Dexus - REIT	344,832
96,763	Evolution Mining Ltd.	226,149
64,087	Newcrest Mining Ltd.	880,089
1,635	Tribune Resources Ltd.	5,119
14,302	Wesfarmers Ltd.	303,062
		1,941,739
	AUSTRIA — 0.0%[2]
7,633	EVN AG	111,582
235	Oberbank A.G.	21,645
885	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	16,693
		149,920
	BELGIUM — 0.2%
2,800	Ageas	116,682
15,142	Colruyt S.A.	820,816
15,463	Proximus SADP	355,100
11,339	UCB S.A.	970,190
		2,262,788
	BERMUDA — 0.4%
34,077	Arch Capital Group Ltd.*	969,832
5,929	Asian Growth Properties Ltd.*	77
8,000	CK Infrastructure Holdings Ltd.	42,351
5,896	Everest Re Group Ltd.	1,134,508
2,383	Genpact Ltd.	69,584
240,679	Hongkong Land Holdings Ltd.	900,466
960	Ocean Wilsons Holdings Ltd.	7,848
122,000	Public Financial Holdings Ltd.	33,431
7,321	RenaissanceRe Holdings Ltd.	1,093,172
6,000	Wing On Co. International Ltd.	14,556
		4,265,825
	CANADA — 0.8%
4,984	Agnico Eagle Mines Ltd.	198,313
3,900	Alamos Gold, Inc. - Class A	19,593
30,300	ATCO Ltd.	839,047
10,300	Bank of Montreal[1]	520,087
1,330	Bank of Nova Scotia	53,998
25,001	BCE, Inc.	1,021,541
32,300	Centerra Gold, Inc.*	192,106
800	Emera Inc.	31,550
29,900	Fortis, Inc.[1]	1,153,040

Number of Shares		Value
	COMMON STOCKS (Continued)
	CANADA (Continued)
21,616	Franco-Nevada Corp.[1]	$2,151,224
14,058	George Weston Ltd.	1,005,227
19,900	National Bank of Canada	769,105
1,500	Royal Bank of Canada[1]	92,912
3,000	SSR Mining, Inc.*	34,214
		8,081,957
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. - ADR	256,871

	CHINA — 0.3%
4,454	Bank of China Ltd. - ADR[1]	42,135
1,156,000	Bank of China Ltd. - Class H	440,048
41,646	China Construction Bank Corp. - ADR	674,249
100	China Telecom Corp. Ltd.	30
8,747	China Telecom Corp. Ltd. - ADR	266,958
4,127	Industrial & Commercial Bank of China Ltd. - ADR[1]	56,003
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,649,728
		3,129,151
	CURACAO — 0.0%[2]
3,552	Retail Holdings N.V.	5,506

	DENMARK — 0.5%
9,415	Carlsberg A/S - Class B	1,059,939
9,221	Coloplast A/S - Class B	1,337,289
5,130	Demant A/S*	111,698
35,408	Novo Nordisk A/S - ADR[1]	2,131,561
7,059	Pandora A/S1	226,814
		4,867,301
	FINLAND — 0.0%[2]
1,022	Olvi OYJ	41,101

	FRANCE — 0.3%
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	37,316
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	18,122
18,103	Cie Generale des Etablissements Michelin	1,585,549
31,300	Engie S.A.	320,526

19

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
438	Gaumont S.A.	$47,651
171	Laurent-Perrier	14,153
542	L’Oreal S.A.	140,276
5,619	NetGem S.A.	5,370
255	Pernod Ricard S.A.	36,194
768	PSB Industries S.A.	12,836
369	Societe Fonciere Lyonnaise S.A. - REIT	27,120
31,868	Veolia Environnement S.A.	673,080
2,946	Veolia Environnement S.A. - ADR	62,514
		2,980,707
	GERMANY — 0.2%
69,901	Deutsche Telekom A.G.	902,802
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	969,160
1,191	MVV Energie A.G.	34,152
12,390	Porsche Automobil Holding S.E. - ADR	50,675
168,628	Telefonica Deutschland Holding A.G.	414,000
		2,370,789
	GUERNSEY — 0.3%
61,809	Amdocs Ltd.	3,397,641

	HONG KONG — 1.3%
52	AIA Group Ltd.	466
2,000	Allied Group Ltd.	9,054
72,500	Beijing Enterprises Holdings Ltd.	264,587
69,500	BOC Hong Kong Holdings Ltd.	190,779
56,000	China Merchants Port Holdings Co., Ltd.	63,616
782,300	China Mobile Ltd.	5,862,776
972,000	China Unicom Hong Kong Ltd.	566,920
31,995	China Unicom Hong Kong Ltd. - ADR	188,131
64,000	Chinney Investments Ltd.	12,465
113,500	CLP Holdings Ltd.	1,039,660
2,177	Hang Lung Properties Ltd. - ADR[1]	21,890
42,910	Hang Seng Bank Ltd.	731,069
13,000	Harbour Centre Development Ltd.	13,701
435,000	HK Electric Investments and HK Electric Investments Ltd.[3]	417,631
1,128,000	HKT Trust and HKT Ltd.[3]	1,534,135
60,000	Hon Kwok Land Investment Co., Ltd.	18,574
88,000	Link REIT	741,706

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
58	MTR Corp. Ltd.	$298
132,500	Power Assets Holdings Ltd.	786,022
44,000	Shanghai Industrial Holdings Ltd.	65,905
25,000	Sun Hung Kai Properties Ltd.	326,851
3,822	Sun Hung Kai Properties Ltd. - ADR	49,954
4,896	Swire Pacific Ltd. - ADR	31,126
490	Swire Pacific Ltd. - Class A	3,119
89,200	Swire Properties Ltd.	249,202
		13,189,637
	INDIA — 0.1%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	660,122
87,492	Infosys Ltd. - ADR[1]	718,309
		1,378,431
	IRELAND — 0.2%
4,271	Accenture PLC - Class A	697,284
1,448	Jazz Pharmaceuticals PLC*	144,423
11,242	Medtronic PLC	1,013,804
720	STERIS PLC	100,778
		1,956,289
	ISRAEL — 0.3%
11,616	Alony Hetz Properties & Investments Ltd.	133,458
101,424	Bank Hapoalim B.M.	607,720
274	Bayside Land Corp. Ltd.	158,567
2,924	Check Point Software Technologies Ltd.*	293,979
2,131	Elbit Systems Ltd.[1]	272,107
13,220	Freshmarket Ltd.	31,888
5,014	Isracard Ltd.	13,457
446	Malam - Team Ltd.	75,538
6,868	Minrav Projects Ltd.	8,255
16,638	Mizrahi Tefahot Bank Ltd.	306,234
589	Neto ME Holdings Ltd.	27,040
9,494	Nice Ltd. - ADR*	1,362,958
2,308	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	127,382
2,916	Taro Pharmaceutical Industries Ltd.*	178,459
97	Victory Supermarket Chain Ltd.	1,742
		3,598,784
	ITALY — 0.1%
25,686	Assicurazioni Generali S.p.A.	347,912
98,852	Enel S.p.A.	681,866

20

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
30,621	Hera S.p.A.*	$110,783
68,355	Iren S.p.A.	170,326
2,700	Orsero S.p.A.	15,033
		1,325,920
	JAPAN — 3.4%
13,200	ABC-Mart, Inc.	660,638
10,900	Aeon Hokkaido Corp.	74,650
2,200	Alps Logistics Co., Ltd.	13,086
35	Astellas Pharma, Inc.	539
1,400	Bandai Namco Holdings, Inc.	67,905
5,200	Biofermin Pharmaceutical Co., Ltd.	113,919
35,900	Bridgestone Corp.	1,098,921
1,400	Bull-Dog Sauce Co., Ltd.	14,363
130	Canadian Solar Infrastructure Fund, Inc.	130,562
1,600	Canare Electric Co., Ltd.	23,841
67	Canon, Inc.	1,456
5,500	Choushimaru Co., Ltd.	52,347
29,600	Chubu Electric Power Co., Inc.	417,750
7,900	Chugoku Electric Power Co., Inc.	110,223
600	Dainichi Co., Ltd.	3,384
1,500	Dairei Co., Ltd.	24,650
4,100	DCM HOLDINGS Co., Ltd.	37,923
3,200	FamilyMart Co., Ltd.	57,459
26	Frontier Real Estate Investment Corp. - REIT	73,658
15,871	FUJIFILM Holdings Corp.	782,116
2,600	Fujitsu Ltd.	234,179
63	Fukuoka REIT Corp. - REIT	65,376
400	Fuso Pharmaceutical Industries Ltd.	7,740
1,100	Hakuyosha Co., Ltd.	27,363
2,800	Isewan Terminal Service Co., Ltd.	19,098
15,000	Isuzu Motors Ltd.	99,268
10,000	Itochu Corp.	206,946
2,800	Itochu Techno-Solutions Corp.	79,745
71	Japan Excellent, Inc. - REIT	82,003
118	Japan Logistics Fund, Inc. - REIT	262,871
47,300	Japan Post Bank Co., Ltd.	436,821
128,000	Japan Post Holdings Co., Ltd.	1,001,295
53	Japan Rental Housing Investments, Inc. - REIT	44,868
5,700	Japan Tobacco, Inc.	105,431

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
300	JFE Container Co., Ltd.	$9,353
3,335	Kakiyasu Honten Co., Ltd.	70,919
23,434	Kamigumi Co., Ltd.	395,555
500	Kato Sangyo Co., Ltd.	15,724
133,787	KDDI Corp.	3,951,880
62	Kenedix Retail REIT Corp. - REIT*	88,062
13,868	KFC Holdings Japan Ltd.	295,529
10,400	King Co., Ltd.	51,753
3,000	Kohsoku Corp.	33,633
5,000	Makita Corp.	152,519
705	Maxvalu Tokai Co., Ltd.	12,578
5,500	Medipal Holdings Corp.	102,773
1,000	Meiko Trans Co., Ltd.	9,911
900	Mitsubishi Shokuhin Co., Ltd.	23,041
7,700	Miyoshi Oil & Fat Co., Ltd.	78,464
846,900	Mizuho Financial Group, Inc.	971,631
88	Mori Trust Sogo Reit, Inc. - REIT	106,738
1,000	Morishita Jintan Co., Ltd.	17,872
1,200	Morozoff Ltd.	57,867
19,200	MS&AD Insurance Group Holdings, Inc.	535,702
2,400	Nakayamafuku Co., Ltd.	10,344
14,100	Nichia Steel Works Ltd.	36,781
6,100	Nippon Flour Mills Co., Ltd.	95,267
3,700	Nippon Kanzai Co., Ltd.	60,734
209,824	Nippon Telegraph & Telephone Corp.	5,018,281
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,581,312
5,800	Nissin Foods Holdings Co., Ltd.	481,324
2,900	Nissui Pharmaceutical Co., Ltd.	33,018
2,000	Nittobest Corp.	17,094
254,256	NTT DOCOMO, Inc.	7,951,375
1,300	Okinawa Cellular Telephone Co.	43,296
2,000	Okinawa Electric Power Co., Inc.	36,610
14,266	Otsuka Holdings Co., Ltd.	556,636
6,000	OUG Holdings, Inc.	148,805
1,492	Plant Co., Ltd.	6,344
53	Premier Investment Corp. - REIT	58,649
1,000	Resol Holdings Co., Ltd.	31,360
2,000	Rock Paint Co., Ltd.	12,550
1,400	S&B Foods, Inc.	53,262
7,969	Secom Co., Ltd.	659,102

21

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
40,000	Sekisui House Ltd.	$659,681
4,000	Shimamura Co., Ltd.	241,735
34	Shin-Etsu Chemical Co., Ltd.	3,342
1,500	Showa Sangyo Co., Ltd.	44,644
92,800	Softbank Corp.*	1,182,150
144	Star Asia Investment Corp. - REIT	114,113
19,300	Sumitomo Mitsui Financial Group, Inc.	468,863
11,500	Sumitomo Rubber Industries Ltd.	108,017
14,041	Suntory Beverage & Food Ltd.	530,594
20,300	Tokyo Electric Power Co., Inc.*	70,618
600	Tokyu Recreation Co., Ltd.	22,971
39,000	Toppan Printing Co., Ltd.	595,453
6	Toyota Motor Corp.	362
14,500	Trend Micro, Inc.	716,042
100	Unicafe, Inc.	787
13	Unicharm Corp.	487
5,000	Weds Co., Ltd.	20,572
586	Yamaguchi Financial Group, Inc.	3,304
2,600	Yamazawa Co., Ltd.	38,044
2,100	Yomeishu Seizo Co., Ltd.	38,331
		35,166,152
	JERSEY — 0.2%
708,107	Centamin PLC	1,051,337
350,550	Highland Gold Mining Ltd.	845,974
		1,897,311
	NETHERLANDS — 0.4%
149,092	Fiat Chrysler Automobiles N.V.	1,064,330
34,843	Koninklijke Ahold Delhaize N.V.	811,722
14,012	Koninklijke Ahold Delhaize N.V. - ADR	327,881
72,029	NN Group N.V.	1,957,443
		4,161,376
	NEW ZEALAND — 0.2%
4,384	Briscoe Group Ltd.*	7,410
19,012	Contact Energy Ltd.	64,707
1,125	EBOS Group Ltd.	14,887
66,865	Genesis Energy Ltd.	99,608
227,190	Goodman Property Trust - REIT	291,442
5,682	Kathmandu Holdings Ltd.	3,734
97,334	Mercury NZ Ltd.	243,704
4,632	PGG Wrightson Ltd.	4,754

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND (Continued)
52,325	Property for Industry Ltd.	$63,017
24,994	Sanford Ltd.	98,511
302,950	Spark New Zealand Ltd.	737,310
45,654	Stride Property Group[3]	37,207
32,857	Trustpower Ltd.	124,602
30,318	Warehouse Group Ltd.	35,980
		1,826,873
	NORWAY — 0.2%
27,446	Mowi A.S.A.	414,969
2,681	Olav Thon Eiendomsselskap A.S.A.	29,371
137,075	Orkla A.S.A.	1,174,419
41,184	Telenor A.S.A.	601,934
3,840	Yara International A.S.A.	121,417
		2,342,110
	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. - ADR	107,652

	PORTUGAL — 0.0%[2]
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	343,190

	SINGAPORE — 0.2%
25,000	DBS Group Holdings Ltd.	326,204
7,499	DBS Group Holdings Ltd. - ADR	387,773
22,600	Fraser and Neave Ltd.	18,954
17,600	Hotel Grand Central Ltd.*	11,497
44,500	Keong Hong Holdings Ltd.	7,357
8,000	Keppel Corp. Ltd.	29,755
235,003	Keppel Infrastructure Trust	70,242
39,324	Sheng Siong Group Ltd.	32,857
732,000	Singapore Telecommunications Ltd.	1,304,954
		2,189,593
	SOUTH KOREA — 0.1%
14,801	KB Financial Group, Inc. - ADR*[1]	402,439
16,696	POSCO - ADR	545,124
21,221	SK Telecom Co., Ltd. - ADR	345,266
4,334	Woori Financial Group, Inc. - ADR*[1]	81,393
		1,374,222
	SPAIN — 0.0%[2]
3,875	Endesa S.A.	81,997
5,292	Iberdrola S.A.	51,761

22

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
1,851	Repsol S.A.	$16,513
		150,271
	SWEDEN — 0.2%
5,312	Axfood A.B.	108,023
27,663	ICA Gruppen A.B.	1,155,356
5,731	Industrivarden A.B. - A Shares	109,819
4,787	L E Lundbergforetagen A.B. - B Shares	194,054
3,849	Swedish Match A.B.	217,929
		1,785,181
	SWITZERLAND — 1.4%
12,743	Alcon, Inc.*	652,472
1,255	Allreal Holding A.G.	232,980
26	Basellandschaftliche Kantonalbank	23,254
6,892	BKW A.G.	561,226
3,326	Chubb Ltd.	371,481
6,065	Garmin Ltd.	454,632
1,400	Helvetia Holding A.G.	119,612
354	Intershop Holding A.G.	185,836
11,103	Nestle S.A.	1,136,590
7,504	Nestle S.A. - ADR	772,837
12,558	Novartis A.G.	1,036,020
4,401	Novartis A.G. - ADR	362,862
3,045	Pargesa Holding S.A.	201,041
125	Plazza A.G.	35,896
479	PSP Swiss Property A.G.	59,899
10,619	Roche Holding A.G.	3,416,579
8,152	Roche Holding A.G. - ADR	330,727
6,238	Sonova Holding A.G.	1,112,325
723	Swiss Life Holding A.G.	242,672
5,409	Swisscom A.G.	2,896,416
440	Zurich Insurance Group A.G.	154,575
2,010	Zurich Insurance Group A.G. - ADR[1]	70,953
		14,430,885
	TAIWAN — 0.7%
89,466	Chunghwa Telecom Co., Ltd. - ADR[1]	3,182,306
78,228	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,738,516
66,650	United Microelectronics Corp. - ADR	144,630
		7,065,452
	UNITED KINGDOM — 0.8%
397,370	3i Group PLC	3,850,367

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
24,925	Amino Technologies PLC	$35,758
6,844	Aptitude Software Group PLC	29,518
55,704	Berkeley Group Holdings PLC	2,486,268
37,590	Britvic PLC	325,786
5,848	Burberry Group PLC	95,058
26,544	Carnival PLC	316,825
16,621	Diageo PLC	527,044
5,443	Eurocell PLC	13,059
11,477	Finsbury Food Group PLC	8,728
1,024	Harworth Group PLC	1,323
13,159	Marshall Motor Holdings PLC	14,237
44,142	National Grid PLC	515,767
6,346	Palace Capital PLC	14,031
401,348	Petropavlovsk PLC*	104,109
5,302	RELX PLC	113,157
17,713	Shoe Zone PLC	18,294
1,638	System1 Group PLC	2,651
20,364	Tate & Lyle PLC	165,678
1,801	Unilever PLC	90,825
		8,728,483
	UNITED STATES — 12.5%
524	1st Source Corp.	16,993
7,272	Adtalem Global Education, Inc.*	194,817
6,047	ADTRAN, Inc.	46,441
31,729	Aflac, Inc.	1,086,401
796	Allstate Corp.	73,017
516	Alphabet, Inc. - Class A*	599,566
44	Amazon.com, Inc.*	85,788
7,842	American Electric Power Co., Inc.	627,203
8,185	American Financial Group, Inc.	573,605
23,492	American National Insurance Co.	1,935,271
3,166	American Public Education, Inc.*	75,762
1,144	America’s Car-Mart, Inc.*[1]	64,464
586	Anika Therapeutics, Inc.*	16,941
12,159	Anthem, Inc.	2,760,579
9,951	Apollo Commercial Real Estate Finance, Inc. - REIT	73,836
10,035	Apple, Inc.	2,551,800
8,647	Archer-Daniels-Midland Co.	304,201
8,341	Associated Banc-Corp	106,681
78,092	AT&T, Inc.	2,276,382

23

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
417	Atmos Energy Corp.	$41,379
74,302	Avangrid, Inc.	3,252,942
891	Avidbank Holdings, Inc.*	14,256
11,154	Avista Corp.	473,933
633	BancFirst Corp.[1]	21,123
13,919	Bank of America Corp.	295,500
2,087	Bank of Hawaii Corp.[1]	115,286
1,917	Bank of Marin Bancorp	57,510
1,800	BankFinancial Corp.	15,858
6,902	Baxter International, Inc.	560,373
5,661	Baycom Corp.*	68,215
711	Becton, Dickinson and Co.	163,366
1,782	Benchmark Electronics, Inc.	35,622
2,876	Biogen, Inc.*	909,909
1,736	Bio-Rad Laboratories, Inc. - Class A*	608,572
26,157	BlackRock TCP Capital Corp.[1]	163,481
6,975	Brady Corp. - Class A	314,782
1,928	Bryn Mawr Bank Corp.	54,717
911	CACI International, Inc. - Class A*	192,358
1,417	Camden National Corp.	44,565
22,034	Capstead Mortgage Corp. - REIT[1]	92,543
3,037	Cathay General Bancorp	69,699
12,946	CenterPoint Energy, Inc.	200,016
5,106	Central Pacific Financial Corp.	81,185
54,849	Cerner Corp.	3,454,938
5,744	Chemed Corp.	2,488,301
5,174	Church & Dwight Co., Inc.	332,067
81,705	Ciena Corp.*	3,252,676
1,137	Cintas Corp.	196,951
56,657	Cisco Systems, Inc.	2,227,187
3,016	CIT Group, Inc.	52,056
3,045	Citizens Financial Group, Inc.	57,276
11,091	Citrix Systems, Inc.	1,569,931
17,148	CNA Financial Corp.[1]	532,274
20,660	Coca-Cola Co.	914,205
6,289	Colgate-Palmolive Co.	417,338
5,731	Columbia Sportswear Co.[1]	399,852
28,856	Comcast Corp. - Class A	992,069
1,144	CommVault Systems, Inc.*[1]	46,309
3,163	Computer Programs & Systems, Inc.	70,377
4,675	Comtech Telecommunications Corp.	62,131

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,253	Consolidated Edison, Inc.	$331,734
7,323	Costco Wholesale Corp.	2,088,007
2,322	CSG Systems International, Inc.	97,176
5,557	Danaher Corp.	769,144
1,582	Deckers Outdoor Corp.*[1]	211,988
24,020	Dolby Laboratories, Inc. - Class A	1,302,124
2,095	Dollar General Corp.	316,366
2,153	Dominion Energy, Inc.	155,425
10,595	DTE Energy Co.	1,006,207
21,842	Duke Energy Corp.	1,766,581
14,037	EchoStar Corp. - Class A*[1]	448,763
8,003	Eli Lilly & Co.	1,110,176
1,025	Ellington Financial, Inc.	5,853
11,726	Encompass Health Corp.	750,816
39,404	Equity Commonwealth - REIT	1,249,501
1,034	ESSA Bancorp, Inc.	14,114
37,931	Evergy, Inc.	2,088,102
78,729	Exelon Corp.	2,898,015
4,786	Expeditors International of Washington, Inc.	319,322
3,439	F5 Networks, Inc.*	366,701
15,135	Fifth Third Bancorp	224,755
2,314	First Defiance Financial Corp.	34,108
2,407	First Financial Corp.	81,164
2,520	First Hawaiian, Inc.	41,656
1,277	First Northern Community Bancorp*	10,840
4,320	Flagstar Bancorp, Inc.	85,666
17,400	Flowers Foods, Inc.[1]	357,048
4,605	FNB Corp.	33,939
5,409	FS KKR Capital Corp.	16,227
2,395	GCI Liberty, Inc.*[1]	136,443
1,700	Genuine Parts Co.	114,461
12,884	Globe Life, Inc.	927,262
3,236	Graham Holdings Co. - Class B	1,104,026
5,402	Granite Point Mortgage Trust, Inc. - REIT[1]	27,388
1,321	Hanger, Inc.*	20,581
1,395	Hanover Insurance Group, Inc.	126,359
9,244	HarborOne Bancorp, Inc.*	69,607
16,538	Hawaiian Electric Industries, Inc.[1]	711,961
2,896	HCA Healthcare, Inc.	260,206
4,781	Herman Miller, Inc.	106,138

24

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,702	Hill-Rom Holdings, Inc.	$372,421
6,395	Hilltop Holdings, Inc.	96,692
972	Hologic, Inc.*	34,117
8,402	Home Depot, Inc.	1,568,738
1,892	HomeStreet, Inc.	42,059
2,055	HomeTrust Bancshares, Inc.	32,716
105,825	Hormel Foods Corp.[1]	4,935,678
5,204	Humana, Inc.	1,634,160
2,501	Independent Bank Corp.	32,188
88,903	Intel Corp.	4,811,431
3,379	Inter Parfums, Inc.	156,617
823	J&J Snack Foods Corp.	99,583
21,650	JM Smucker Co.[1]	2,403,150
1,416	John B Sanfilippo & Son, Inc.	126,590
476	John Wiley & Sons, Inc. - Class A	17,845
17,760	Johnson & Johnson	2,328,869
10,692	JPMorgan Chase & Co.	962,601
41,718	Juniper Networks, Inc.	798,483
6,138	Kearny Financial Corp.	52,725
6,973	KKR Real Estate Finance Trust, Inc. - REIT[1]	104,665
4,672	Laboratory Corp. of America Holdings*	590,494
7,026	Lancaster Colony Corp.	1,016,240
3,770	Liberty Media Corp.-Liberty SiriusXM*	119,207
18,470	Lincoln National Corp.	486,130
464	Loews Corp.	16,161
3,060	Macatawa Bank Corp.	21,787
499	Masimo Corp.*	88,383
3,965	Materion Corp.	138,815
2,186	MAXIMUS, Inc.	127,225
421	McCormick & Co., Inc.	59,449
7,071	McDonald’s Corp.	1,169,190
33,909	MDU Resources Group, Inc.	729,044
1,711	Mercantile Bank Corp.	36,222
11,131	Merck & Co., Inc.	856,419
18,365	MetLife, Inc.	561,418
770	Mettler-Toledo International, Inc.*	531,693
20,167	Microsoft Corp.	3,180,537
375	Monster Beverage Corp.*	21,098

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,407	Motorola Solutions, Inc.	$984,538
2,159	Murphy USA, Inc.*	182,133
3,418	National HealthCare Corp.	245,173
2,569	National Instruments Corp.	84,983
3,387	Natus Medical, Inc.*	78,341
1,052	NBT Bancorp, Inc.	34,074
8,808	NetScout Systems, Inc.*	208,485
7,433	New Mountain Finance Corp.[1]	50,544
20,836	Newmont Corp.	943,454
26,591	News Corp.	238,654
211	NextEra Energy, Inc.	50,771
4,336	NIKE, Inc. - Class B	358,761
23,989	Northwest Bancshares, Inc.[1]	277,553
319	NorthWestern Corp.	19,086
877	NuVasive, Inc.*	44,429
38	NVR, Inc.*	97,626
8,863	Omnicom Group, Inc.	486,579
318	ONE Gas, Inc.	26,591
3,598	Oracle Corp.	173,891
1,577	Otter Tail Corp.	70,113
1,935	PCSB Financial Corp.	27,071
744	Peoples Bancorp, Inc.	16,480
15,665	PepsiCo, Inc.	1,881,366
1,573	Perdoceo Education Corp.*	16,973
95,613	Pfizer, Inc.	3,120,809
14,475	Pinnacle West Capital Corp.	1,097,060
2,247	PNC Financial Services Group, Inc.	215,083
1,352	Portland General Electric Co.	64,815
8,902	Prestige Consumer Healthcare, Inc.*[1]	326,525
16,386	Procter & Gamble Co.	1,802,460
5,430	Progress Software Corp.	173,760
11,329	Provident Financial Services, Inc.	145,691
11,699	Prudential Financial, Inc.	609,986
33,724	Public Service Enterprise Group, Inc.	1,514,545
2,934	Public Storage - REIT	582,722
797	QCR Holdings, Inc.	21,575
4,448	Quest Diagnostics, Inc.	357,174
12,984	Radian Group, Inc.	168,143
500	Reading International, Inc.*[1]	1,945
214	Reinsurance Group of America, Inc.	18,006

25

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,545	Reliance Steel & Aluminum Co.	$660,867
15,674	Republic Services, Inc.	1,176,490
2,143	ResMed, Inc.	315,643
12,590	Ribbon Communications, Inc.*	38,148
4,366	Robert Half International, Inc.	164,817
12,504	Royal Gold, Inc.	1,096,726
11,121	Scholastic Corp.	283,474
5,303	Solar Capital Ltd.[1]	61,727
14,053	Star Group LP	108,208
39,232	Starwood Property Trust, Inc. - REIT[1]	402,128
5,344	Stryker Corp.	889,723
1,160	Sykes Enterprises, Inc.*	31,459
7,363	Synopsys, Inc.*	948,281
1,536	Target Corp.	142,802
3,144	Tech Data Corp.*	411,392
6,539	Telephone & Data Systems, Inc.	109,594
21,912	TJX Cos., Inc.	1,047,613
28,836	Tootsie Roll Industries, Inc.[1]	1,036,938
3,260	Towne Bank/Portsmouth VA	58,973
1,959	Travelers Cos., Inc.	194,627
13,632	TrustCo Bank Corp. NY	73,749
20,289	U.S. Bancorp	698,956
12,831	Umpqua Holdings Corp.[1]	139,858
1,604	United Community Banks, Inc.	29,369
1,594	Universal Corp.	70,471
9,146	Universal Health Services, Inc. - Class B	906,186
22,793	Unum Group	342,123
5,137	USANA Health Sciences, Inc.*[1]	296,713
1,802	Varian Medical Systems, Inc.*	184,993
18,909	Verizon Communications, Inc.	1,015,981
16,793	Viavi Solutions, Inc.*	188,250
4,836	Visa, Inc. - Class A	779,176
5,991	Voya Financial, Inc.	242,935
521	W.R. Berkley Corp.	27,181
58,837	Walmart, Inc.	6,685,060
10,847	Washington Federal, Inc.	281,588
7,851	Waste Management, Inc.	726,689
939	WD-40 Co.[1]	188,598
2,132	WEC Energy Group, Inc.	187,893

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
34,736	Werner Enterprises, Inc.	$1,259,527
		130,852,560
	TOTAL COMMON STOCKS
	(Cost 254,405,672)	267,621,668

	EXCHANGE-TRADED FUNDS — 21.9%
1,761,978	iShares Core MSCI Emerging Markets ETF[1]	71,307,249
2,199,029	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	103,178,441
551,168	iShares Edge MSCI Min Vol Global ETF[1]	44,280,837
161,342	iShares MSCI ACWI ETF	10,095,169

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 256,028,746)	228,861,696

	OPEN-END MUTUAL FUND — 20.4%
10,310,458	GMO Quality Fund - Class VI4	213,529,585

	TOTAL OPEN-END MUTUAL FUND
	(Cost 219,019,496)	213,529,585

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
25,551	Porsche Automobil Holding S.E.	1,068,043

	TOTAL PREFERRED STOCK
	(Cost 1,509,782)	1,068,043

	PRIVATE FUND — 12.3%
	RIEF Strategic Partners Fund LLC*	129,309,930

	TOTAL PRIVATE FUND
	(Cost 136,000,000)	129,309,930

	SHORT-TERM INVESTMENTS — 27.8%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 4.1%
	Collateral Investments[5]	42,853,421

26

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 23.7%
247,941,693	JPMorgan Prime Money Market Fund - Institutional Shares, 0.96%[6]	$247,941,693

	TOTAL SHORT-TERM INVESTMENTS
	(Cost 290,782,896)	290,795,114

	TOTAL INVESTMENTS — 108.0%
	(Cost 1,157,746,592)	1,131,186,036
	Liabilities in excess of other assets — (8.0)%	(83,344,331)

	TOTAL NET ASSETS — 100.0%	$1,047,841,705

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $46,717,021.

[2]	Rounds to less than 0.05%.

[3]	Comprised of securities in separate entities or units of stapled securities that must be traded together.

[4]	Global equity fund.

[5]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[6]	The rate is the annualized seven-day yield at period end.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS — 69.1%
	ALABAMA — 1.1%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 05/4/20201 2	$471,275
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	3,935,145
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	557,940
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	969,754
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,942,764
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,561,755
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,035,430
1,710,000	1.91% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,697,295
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	453,639
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,378,876
		16,003,873
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 05/4/2020	1,201,512

	ARIZONA — 1.8%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,526,340
500,000	5.00%, 02/1/2043, Call 02/1/2023	529,430
	Arizona Industrial Development Authority
1,180,000	4.00%, 03/1/2027[4]	1,152,777
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	489,948
2,000,000	Arizona State University, 5.00%, 07/1/2042, Call 07/1/2026	2,364,800

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$230,000	Cahava Springs Revitalization District, 0.00%, 07/1/2041, Call 07/1/2027*4 5	$190,461
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	311,938
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,541,360
	City of Phoenix Civic Improvement Corp.
2,000,000	5.00%, 07/1/2038, Call 07/1/2028	2,472,620
1,000,000	4.00%, 07/1/2045, Call 07/1/2029	1,082,480
1,500,000	County of Pima, 4.00%, 07/1/2023	1,632,630
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	656,074
	Industrial Development Authority of the City of Phoenix
375,000	7.00%, 07/1/2022, Call 07/1/2020	380,333
645,000	5.00%, 10/1/2036, Call 10/1/2026	741,479
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,042,230
	Industrial Development Authority of the County of Pima
285,000	7.00%, 01/1/2022	282,432
500,000	6.75%, 03/1/2034, Call 03/1/2024	501,660
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	341,629
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	930,590
	Maricopa County Industrial Development Authority
500,000	2.88%, 07/1/2021[4]	491,955
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	116,951
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,323,560
740,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	783,815
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,300,421
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	869,395
		26,057,308

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARKANSAS — 0.1%
$2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	$2,026,125

	CALIFORNIA — 5.8%
1,000,000	Bay Area Toll Authority, 5.96% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,048,440
	California Community Housing Agency
1,000,000	5.00%, 08/1/2049, Call 08/1/2029[4]	1,011,080
545,000	5.00%, 02/1/2050, Call 02/1/2030[4]	551,295
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 05/4/2020	1,000,240
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	185,109
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,555,030
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,505,450
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	203,146
500,000	7.00%, 06/1/2034, Call 06/1/2022	536,690
500,000	5.75%, 10/1/2034, Call 10/1/2021	504,010
905,000	5.00%, 10/1/2035, Call 10/1/2022	900,176
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,124,420
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	48,132
850,000	5.00%, 06/1/2046, Call 06/1/2026	890,299
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,038,470
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 4	1,003,290
650,000	7.50%, 12/1/2039, Call 12/1/20292 4	149,500
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	736,519
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,267,187

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	$1,047,680
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	513,630
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	358,530
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,132,020
	California Statewide Communities Development Authority
435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	474,829
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,137,250
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,068,060
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	957,661
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	688,262
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	215,260
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	542,090
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,013,020
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,141,650
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	338,006
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,200,720
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	714,259
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,369,900
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,115,320
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,006,320
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,367,021
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,061,610

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	$1,138,570
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,042,190
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	537,955
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	415,515
	National City Community Development Commission
500,000	5.75%, 08/1/2021	531,375
500,000	7.00%, 08/1/2032, Call 08/1/2021	539,000
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	250,514
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,764,650
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,366,760
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,100,200
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,284,360
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	804,421
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,145,050
1,855,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,876,629
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,185,840
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	2,927,975
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,771,700
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,349,320

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	$1,045,530
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,232,846
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	286,501
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	536,570
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,111,140
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	554,455
500,000	6.25%, 07/1/2024	557,660
450,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	474,444
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,084,650
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	670,101
1,390,000	5.00%, 11/1/2033	1,665,512
1,500,000	State of California, 5.00%, 04/1/2028	1,906,365
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,064,360
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	103,049
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,067,140
		87,113,928
	COLORADO — 2.9%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	481,780
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	595,492

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$2,005,000	5.00%, 12/1/2046, Call 12/1/2026	$2,024,087
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	667,269
500,000	5.00%, 12/1/2043, Call 12/1/2023	506,475
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,356,480
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 05/4/2020	443,925
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	550,420
550,000	4.75%, 04/1/2030, Call 04/1/2022	563,453
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	956,860
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	458,864
600,000	6.25%, 11/1/2040, Call 11/1/2020	606,474
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	110,131
500,000	4.00%, 10/1/2039, Call 10/1/2024	518,295
500,000	5.13%, 12/1/2039, Call 05/4/2020	499,985
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,155,060
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	593,100
500,000	5.00%, 06/1/2036, Call 06/1/2027	625,760
500,000	8.00%, 08/1/2043, Call 02/1/2024	530,905
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,399,377
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,249,200
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,976,340
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	510,330
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	467,865

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Denver Convention Center Hotel Authority
$500,000	5.00%, 12/1/2034, Call 12/1/2026	$508,190
550,000	5.00%, 12/1/2040, Call 12/1/2026	552,211
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,602,506
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	253,337
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	479,090
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	202,794
480,000	0.00%, 09/1/2030	363,667
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,537,680
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,034,432
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	717,352
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,130,870
4,147	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	4,147
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,168,812
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	924,460
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,111,828
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	508,576
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 07/15/2020	1,006,120
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,751,280
289,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	284,428

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	$142,609
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	584,326
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,203,490
		42,920,132
	CONNECTICUT — 0.1%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 05/4/2020[2]	465,175
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	102,948
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,048,690
		1,616,813
	DELAWARE — 0.3%
	Delaware State Economic Development Authority
1,000,000	6.75%, 09/1/2035, Call 03/1/2025[4]	1,030,590
900,000	5.00%, 08/1/2049, Call 08/1/2029	960,129
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,698,795
		3,689,514
	DISTRICT OF COLUMBIA — 1.1%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,093,780
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,783,635
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,444,480
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,195,380
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,618,253
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,091,125
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	720,795
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	786,067
3,130,000	4.00%, 10/1/2044, Call 10/1/2029	3,208,626

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	$1,161,380
		16,103,521
	FLORIDA — 5.2%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,483,759
915,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	962,809
870,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	876,490
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	107,561
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 05/4/2020	1,337,459
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	497,075
760,000	5.35%, 07/1/2029, Call 07/1/2020	765,426
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	101,479
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	524,865
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	566,735
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,742,516
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,236,780
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	524,770
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,124,550
1,000,000	County of Broward Port Facilities Revenue, 4.00%, 09/1/2039, Call 09/1/2029[2]	1,118,810
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,746,375
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,773,330

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	$1,915,566
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,620,190
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	177,917
65,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	64,767
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	762,180
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,152,940
500,000	8.50%, 06/15/2044, Call 06/15/2023	553,560
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	846,953
5,000,000	6.50%, 01/1/2049, Call 05/4/20201 2 4	4,421,650
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	479,475
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,088,030
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	512,345
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	972,450
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,851,513
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,179,640
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,288,160
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,428,020
8,000,000	JEA Electric System Revenue, 4.11%, 10/1/2034, Call 04/3/2020[1]	8,000,000
	Lake Ashton Community Development District
125,000	5.00%, 05/1/2025	125,106
405,000	5.00%, 05/1/2037, Call 05/1/2025	389,679

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	$1,700,092
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	97,905
3,000,000	5.00%, 11/15/2049, Call 11/15/2026	3,158,430
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,340,980
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	925,789
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	95,728
385,000	5.00%, 05/1/2034, Call 05/1/2023	361,257
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 05/4/2020	1,527,915
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,071,230
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	671,063
320,000	5.25%, 09/15/2044, Call 09/15/2024	339,229
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	112,610
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	552,237
850,000	5.00%, 12/1/2031, Call 12/1/2024	974,831
500,000	5.00%, 11/1/2043, Call 11/1/2022	532,015
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	786,390
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	809,989
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,772,100

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	$1,208,880
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,034,712
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,888,409
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	108,920
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,211,800
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	152,038
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	502,311
		77,257,790
	GEORGIA — 2.0%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	1,000,000
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,496,415
500,000	2.25%, 10/1/2032[1]	492,165
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,072,610
1,000,000	3.00%, 11/1/2045[1]	1,006,360
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	594,290
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,000,530
9,000,000	Gainesville & Hall County Hospital Authority, 7.30%, 02/15/2047[1]	9,000,000
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	130,416
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,234,409
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	481,800
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,611,590

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	$506,390
665,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2038, Call 07/1/2028	758,905
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	4,997,350
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,828,464
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/2/2020	614,574
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,644,400
		30,470,668
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	511,990
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,013,750
		1,525,740
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	532,200
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,406,760
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,106,050
		5,045,010
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	319,539
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,207,045
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 05/4/2020	250,252
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	405,720
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	448,553
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	608,686
		3,239,795

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS — 6.6%
	Chicago Board of Education
$1,000,000	5.00%, 12/1/2021	$1,011,180
100,000	5.75%, 04/1/2034, Call 04/1/2027	107,209
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,087,350
180,000	5.00%, 04/1/2037, Call 04/1/2027	183,114
500,000	5.00%, 04/1/2038, Call 04/1/2028	507,980
500,000	5.25%, 12/1/2039, Call 12/1/2024	506,150
575,000	5.00%, 12/1/2042, Call 12/1/2022	573,378
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,142,543
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,169,839
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	916,570
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	554,570
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,742,375
680,000	Chicago Park District, 5.00%, 11/15/2024	747,687
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	502,132
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,746,275
	City of Chicago
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	992,970
1,000,000	5.00%, 01/1/2030	1,040,030
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	980,020
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,039,640
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,559,357
500,000	5.50%, 01/1/2040, Call 01/1/2025	515,990
900,000	5.00%, 01/1/2041, Call 01/1/2022	960,885
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,006,550
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	755,107
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,281,010
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,147,690
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,009,620

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	5.25%, 11/15/2033, Call 11/15/2020	$2,015,060
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,528,050
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,185,280
570,000	3.90%, 11/1/2036, Call 11/1/2027	634,473
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	764,274
235,000	5.00%, 08/15/2026, Call 08/15/2020	238,358
465,000	5.00%, 08/15/2026, Call 08/15/2020	471,264
425,000	5.00%, 08/1/2027	467,547
500,000	5.00%, 08/1/2028, Call 08/1/2027	548,045
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,532,153
600,000	5.75%, 10/1/2032, Call 10/1/2022	626,604
670,000	5.00%, 03/1/2033, Call 03/1/2027	790,010
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,159,420
315,000	5.00%, 02/15/2034, Call 02/15/2027	358,193
500,000	5.00%, 03/1/2034, Call 03/1/2027	587,805
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,202,480
225,000	5.00%, 02/15/2037, Call 08/15/2027	245,912
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,950,284
550,000	5.00%, 09/1/2042, Call 09/1/2024	619,536
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,153,651
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,255,127
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,204,678
655,000	4.00%, 06/1/2047, Call 06/1/2022	676,923
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,048,690
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,039,070
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	503,784
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,138,990
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,200,560

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Metropolitan Pier & Exposition Authority
$2,355,000	5.00%, 06/15/2050, Call 12/15/2029	$2,321,842
530,000	5.00%, 06/15/2057, Call 12/15/2027	520,296
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	757,530
3,300,000	0.00%, 12/15/2030	2,360,391
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,613,152
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,189,531
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	513,255
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	813,002
3,000,000	5.00%, 06/1/2024	3,401,490
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,089,150
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,283,400
500,000	4.00%, 01/1/2038, Call 01/1/2030	517,425
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,203,520
	State of Illinois
1,000,000	5.00%, 11/1/2022	1,029,350
500,000	5.00%, 03/1/2024, Call 03/1/2022	511,195
1,000,000	5.00%, 11/1/2025	1,056,210
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,568,100
1,000,000	5.00%, 11/1/2027	1,042,120
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,025,900
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,646,920
500,000	5.00%, 03/1/2037, Call 03/1/2022	502,455
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	950,340
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,509,735

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$105,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	$107,283
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,012,780
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	584,797
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	402,451
250,000	0.00%, 01/1/2032	176,505
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,245,955
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,080,020
830,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	753,598
		98,723,140
	INDIANA — 1.0%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,251,522
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	913,710
	Indiana Finance Authority
710,000	6.00%, 12/1/2026, Call 06/1/2020	642,713
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,531,340
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,399,750
1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	1,596,489
1,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/1/2049, Call 02/1/2029	1,197,030
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,244,710
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	521,465
		15,298,729
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,023,650
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,636,323

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	$518,030
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 05/4/2020	791,152
410,000	5.38%, 06/1/2038, Call 05/4/2020	402,198
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	549,950
		5,921,303
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	222,360
2,600,000	5.00%, 01/1/2045, Call 07/1/2025	2,597,036
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,444,581
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	918,941
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,604,602
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,032,543
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,576,230
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,189,330
		12,585,623
	LOUISIANA — 1.1%
1,170,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,203,509
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	511,960
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,824,735
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	501,110
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,425,901
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,173,580

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
	Louisiana Public Facilities Authority
$1,000,000	5.00%, 12/15/2021	$1,063,840
500,000	8.13%, 12/15/2033, Call 12/15/2023	519,750
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,159,960
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	922,099
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,648,878
1,500,000	New Orleans Aviation Board, 5.00%, 01/1/2048, Call 01/1/2027[2]	1,680,090
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	616,695
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,498,770
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,116,790
		16,867,667
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,857,056
700,000	5.00%, 07/1/2035, Call 07/1/2027	804,916
420,000	5.00%, 07/1/2040, Call 07/1/2020	423,633
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,867,575
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 05/4/2020[2]	473,525
		5,426,705
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,979,400
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,508,408
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	943,580
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,429,152
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,741,088
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,767,052

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	$1,060,590
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,952,855
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,133,510
500,000	5.00%, 07/1/2045, Call 07/1/2025	563,120
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,421,300
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,292,640
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,184,980
		24,977,675
	MASSACHUSETTS — 0.8%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	115,295
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,729,290
	Massachusetts Development Finance Agency
600,000	5.00%, 07/1/2034, Call 07/1/2027	679,320
2,000,000	5.00%, 07/1/2038[1]	2,253,620
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,007,630
150,000	4.00%, 06/1/2049, Call 06/1/2029	155,403
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,539,405
300,000	5.50%, 01/1/2022, Call 04/14/2020	300,345
115,000	6.00%, 01/1/2028, Call 04/14/2020	115,118
1,000,000	5.00%, 07/1/2028[2]	1,219,550
1,000,000	5.00%, 07/1/2029[2]	1,234,790
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	214,478
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,188,170
		11,752,414
	MICHIGAN — 2.5%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	551,505

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
	Grand Rapids Public Schools, AGM
$1,170,000	5.00%, 05/1/2022	$1,260,476
685,000	5.00%, 05/1/2024	785,181
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,185,460
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	282,741
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 05/4/2020	251,268
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,863,125
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,288,152
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,805,871
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,860,675
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,148,260
500,000	5.00%, 07/1/2035, Call 07/1/2025	573,325
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,092,140
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,140,140
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,749,675
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,003,394
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,627,393
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,108,320
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,530,010
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,029,280
935,000	Michigan State Housing Development Authority, 2.34% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	940,255
805,000	Michigan Strategic Fund, 7.00%, 12/1/2030, Call 12/1/20231 2 4	853,799
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	246,573
500,000	Summit Academy, 6.38%, 11/1/2035, Call 05/4/2020	493,900
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,249,800

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,500,000	5.00%, 12/1/2037, Call 12/1/2027	$1,765,125
		36,685,843
	MINNESOTA — 0.7%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	253,755
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	62,504
4,200,000	City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 0.70%, 08/15/2037, Call 04/3/2020[1]	4,200,000
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,691,861
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,203,480
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,546,472
415,000	5.50%, 09/1/2043, Call 09/1/2020	419,830
490,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	511,707
		9,889,609
	MISSISSIPPI — 0.0%[6]
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	501,600

	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	745,020
685,000	5.00%, 01/1/2032, Call 01/1/2028	845,872
350,000	5.00%, 01/1/2034, Call 01/1/2028	430,167
225,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 05/4/2020	225,448
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	738,618
445,000	5.00%, 10/1/2047, Call 10/1/2027	509,943

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
	Health & Educational Facilities Authority of the State of Missouri
$685,000	4.00%, 02/15/2039, Call 02/15/2029	$769,625
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,170,228
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,191,080
350,000	4.00%, 11/15/2049, Call 11/15/2027	379,761
	Kansas City Industrial Development Authority
2,000,000	5.00%, 03/1/2039, Call 03/1/2029[2]	2,260,100
3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	3,345,540
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,659,196
		14,270,598
	MONTANA — 0.1%
1,170,000	Montana Facility Finance Authority, 5.00%, 07/1/2031, Call 07/1/2028	1,369,777

	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,010,094
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,680,125
250,000	5.25%, 09/1/2037, Call 09/1/2022	269,480
		4,959,699
	NEVADA — 1.1%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	282,648
	County of Clark
2,500,000	5.00%, 6/1/2043, Call 6/1/2028	3,060,300
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,194,001
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,067,380
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,140,230
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,287,760
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,303,660
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	626,279
		16,962,258

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE — 0.4%
$500,000	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	$529,455
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,339,200
215,000	5.00%, 08/1/2037, Call 02/1/2028	259,329
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,442,140
		6,570,124
	NEW JERSEY — 2.4%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,997,360
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	600,000
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,569,210
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,031,390
1,450,000	3.13%, 07/1/2029, Call 07/1/2027	1,394,856
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	976,330
100,000	5.00%, 07/15/2032, Call 07/15/2027	107,811
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,064,260
500,000	5.00%, 07/1/2033, Call 07/1/2027	532,245
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	284,508
880,000	5.00%, 06/15/2036, Call 12/15/2026	925,910
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	354,085
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,063,860
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 05/4/2020	500,705
1,175,000	New Jersey Health Care Facilities Financing Authority, AGM, 5.00%, 07/1/2046, Call 07/1/2025	1,238,521
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,167,880
1,000,000	5.00%, 12/1/2027	1,232,580
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	606,290
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	920,262
1,195,000	4.00%, 12/1/2048, Call 06/1/2028[2]	1,277,718

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$4,470,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	$4,741,955
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,973,598
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,134,980
805,000	5.00%, 06/15/2044, Call 06/15/2024	825,020
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,119,660
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,744,081
		35,385,075
	NEW MEXICO — 0.2%
795,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 05/4/2020[2]	787,408
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	820,222
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,001,446
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/4/2020[4]	1,024,996
		3,634,072
	NEW YORK — 4.5%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	443,925
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,282,760
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,412,280
9,000,000	0.85%, 12/1/2047, Call 04/3/2020[1]	9,000,000
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,017,660
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,266,000

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$225,000	Monroe County Industrial Development Corp., 5.00%, 01/1/2040, Call 01/1/2026	$208,719
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	731,569
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 05/4/2020	1,473,285
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 05/4/2020	982,100
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,451,740
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2040, Call 11/1/2029	1,144,960
1,000,000	4.00%, 11/1/2042, Call 05/1/2029	1,133,670
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,845,540
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,409,250
910,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	942,842
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,235,130
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,070,460
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,015,590
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,590,015
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,762,400
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,073,100
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,273,360
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,136,680

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.00%, 05/1/2048, Call 11/1/2023[1]	$1,127,760
1,500,000	New York State Environmental Facilities Corp., 4.00%, 06/15/2049, Call 06/15/2029	1,684,035
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,029,120
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,147,560
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	250,186
500,000	5.00%, 07/1/2045, Call 07/1/2025	528,450
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	592,425
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,238,080
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,103,540
265,000	6.00%, 12/1/2042, Call 12/1/2020	268,389
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,731,885
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	812,850
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	778,005
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	291,743
		67,487,063
	NORTH CAROLINA — 0.1%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,146,040

	NORTH DAKOTA — 0.2%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	999,200
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,201,820
		3,201,020

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO — 1.3%
	Buckeye Tobacco Settlement Financing Authority
$990,000	4.00%, 06/1/2048, Call 06/1/2030	$1,062,666
2,000,000	5.00%, 06/1/2055, Call 06/1/2030	1,777,500
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	934,190
830,000	City of Akron, 5.00%, 12/1/2026	959,314
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	427,060
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	793,389
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	503,210
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,026,770
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	502,920
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,772,910
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,217,534
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,838,310
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,083,880
2,395,000	State of Ohio, 4.00%, 01/15/2039, Call 01/15/2030	2,628,848
		19,528,501
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,073,330
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,196,760
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,176,874
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,154,410

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	$2,157,800
		6,759,174
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,140,980
765,000	5.00%, 10/1/2046, Call 10/1/2026	869,981
1,000,000	Port of Portland Airport Revenue, 5.00%, 07/1/2044, Call 07/1/2029[2]	1,168,720
		3,179,681
	PENNSYLVANIA — 4.0%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	321,052
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	96,743
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	473,351
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	105,461
280,000	5.38%, 10/15/2042, Call 10/15/2022	276,928
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,211,760
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,181,532
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,192,190
2,160,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,501,215
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	433,160
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,254,080
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	300,171

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$9,900,000	General Authority of Southcentral Pennsylvania, 1.10%, 06/1/2035, Call 04/3/2020[1]	$9,900,000
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,072,320
2,000,000	Manheim Township School District, 1.50% (1-Month USD Libor+ 42 basis points), 11/1/2021[3]	2,004,820
	Montgomery County Higher Education & Health Authority
365,000	4.00%, 09/1/2036, Call 09/1/2029	397,602
650,000	5.00%, 09/1/2037, Call 09/1/2028	751,153
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,117,171
400,000	5.00%, 11/15/2029, Call 05/15/2022	405,920
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	293,657
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,723,260
250,000	Pennsylvania Economic Development Financing Authority, 6.40%, 12/1/2038, Call 09/1/2025	274,408
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,246,960
600,000	5.80%, 07/1/2030, Call 07/1/2020	606,990
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,138,110
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,382,760
500,000	5.00%, 12/1/2041, Call 06/1/2026	583,725
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,408,440
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,195,040
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	952,187
500,000	8.00%, 01/1/2033, Call 01/1/2023	532,060
500,000	6.88%, 06/15/2033, Call 06/15/2023	531,330
850,000	4.00%, 11/1/2037, Call 11/1/2029	933,938

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	6.60%, 11/1/2047, Call 11/1/2027	$915,100
10,000,000	7.28%, 09/1/2050, Call 05/1/2020[1]	10,000,000
440,000	Quakertown General Authority, 4.00%, 07/1/2022	427,099
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,161,490
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	909,120
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,481,600
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,298,200
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	271,766
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	590,040
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	546,200
		59,400,109
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,462,425

	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,643,141
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,151,360
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,053,730
		3,848,231
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,108,680
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,265,420

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	$2,584,950
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	433,915
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,175,120
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,068,510
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,355,540
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	802,555
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,138,038
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,574,710
		16,507,438
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	659,096
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,404,244
		2,063,340
	TENNESSEE — 1.3%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	532,210
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,287,649
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	506,545
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,114,160
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[4]	336,848
45,000	6.00%, 05/1/2034, Call 11/1/2024[4]	39,001
10,000,000	Public Building Authority of Blount County Tennessee, 1.10%, 06/1/2034, Call 04/3/2020[1]	10,000,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Tennessee Energy Acquisition Corp.
$1,055,000	5.00%, 02/1/2025	$1,139,537
1,000,000	5.63%, 09/1/2026	1,142,130
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,024,930
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,560,540
		19,683,550
	TEXAS — 6.7%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	76,785
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	311,088
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	520,725
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,202,120
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,353,460
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,134,280
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,463,975
1,000,000	5.00%, 11/15/2048, Call 11/15/2029[2]	1,172,860
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,205,930
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,795,920
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	271,003
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,131,740
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	738,915
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	526,905
1,450,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,420,782
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	921,458

44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Clifton Higher Education Finance Corp.
$500,000	5.00%, 08/15/2042, Call 08/15/2022	$525,945
100,000	4.40%, 12/1/2047, Call 12/1/2022	100,599
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,517,760
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,373,850
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,111,780
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,100,980
315,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	364,490
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,262,334
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,593,520
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/15/2022	1,095,090
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,485,310
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,349,815
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	533,976
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	511,690
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	537,516
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	889,620
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,049,716
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	435,120
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,650,930
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,512,708

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	$835,959
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,211,122
860,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 04/24/2020[1]	854,745
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,180,210
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021*[5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,036,980
290,000	5.50%, 08/1/2027	340,037
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,050,755
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	1,005,740
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,394,100
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,950,375
4,295,000	5.00%, 04/1/2042, Call 04/1/2022	4,626,789
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,082,430
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,168,280
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,695,394
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,644,673
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	633,605
145,000	6.25%, 12/15/2026	159,807
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	520,615

45

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$500,000	5.00%, 12/15/2031, Call 12/15/2022	$517,015
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,009,240
500,000	4.00%, 12/31/2039, Call 12/31/2029	506,835
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,354,966
1,000,000	5.00%, 12/31/2045, Call 12/31/2025[2]	1,063,060
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,707,160
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	447,098
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,734,045
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,831,030
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,113,050
	Town of Westlake
375,000	5.50%, 09/1/2025	364,065
200,000	6.13%, 09/1/2035, Call 09/1/2025	189,036
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,348,116
		99,489,527
	UTAH — 0.8%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	249,034
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,102,540
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,387,272
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,146,170
	Utah Charter School Finance Authority
180,000	3.63%, 06/15/2021[4]	177,610
1,200,000	4.50%, 07/15/2027[4]	1,202,616
500,000	5.25%, 06/15/2037, Call 06/15/2027[4]	469,240

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH (Continued)
$4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	$3,997,880
		11,732,362
	VERMONT — 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	518,525
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,498,532
		2,017,057
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018*[5]	429,000
	Chesapeake Bay Bridge & Tunnel District
2,000,000	5.00%, 11/1/2023	2,177,700
1,000,000	5.00%, 07/1/2046, Call 07/1/2026	1,097,700
1,425,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 05/4/20202 4	1,428,491
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,521,200
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,249,010
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,047
245,000	5.00%, 07/1/2038, Call 07/1/2020	247,342
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,254,200
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,836,875
	Virginia Small Business Financing Authority
500,000	6.00%, 01/1/2037, Call 07/1/2022[2]	515,495
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	132,045
1,000,000	5.00%, 12/31/2049, Call 06/30/2027[2]	1,094,680

46

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	$2,458,125
		17,446,910
	WASHINGTON — 2.8%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,319,520
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,767,237
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,709,820
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,457,080
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	720,813
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,051,930
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,573,830
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,485,803
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,761,053
155,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	189,832
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[2]	1,710,975
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,225,460
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,740,239
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,182,040
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,996,147
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,090,595
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,829,205
220,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 04/20/2020	215,096
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	237,705
500,000	5.00%, 08/15/2036, Call 08/15/2027	585,965
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,169,040

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,820,000	5.00%, 03/1/2038, Call 03/1/2025	$2,043,551
500,000	5.00%, 08/1/2038, Call 08/1/2029	546,565
2,500,000	1.72% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,510,775
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,209,060
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,485,425
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,177,520
		40,992,281
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,020,670
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,242,080
		2,262,750
	WISCONSIN — 1.0%
	Public Finance Authority
775,000	5.00%, 07/1/2022[2]	791,639
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,043,860
500,000	5.75%, 02/1/2035, Call 02/1/2025	483,980
880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	841,755
535,000	5.00%, 07/1/2037, Call 07/1/2024	569,807
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	985,100
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	472,240
500,000	5.75%, 04/1/2042, Call 04/1/2022	513,155
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,011,780
165,000	6.00%, 07/15/2042, Call 07/15/2022	173,676
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	447,678
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	944,010
194,116	3.75%, 07/1/2051, Call 03/15/20281 4	136,095
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[4]	181
7,085	0.00%, 01/1/2047[4]	172
7,034	0.00%, 01/1/2048[4]	169
6,984	0.00%, 01/1/2049[4]	164

47

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,882	0.00%, 01/1/2050[4]	$156
7,540	0.00%, 01/1/2051[4]	169
7,490	0.00%, 01/1/2052[4]	161
7,388	0.00%, 01/1/2053[4]	157
7,338	0.00%, 01/1/2054[4]	152
7,237	0.00%, 01/1/2055[4]	147
7,135	0.00%, 01/1/2056[4]	143
7,085	0.00%, 01/1/2057[4]	138
6,984	0.00%, 01/1/2058[4]	133
6,933	0.00%, 01/1/2059[4]	130
6,882	0.00%, 01/1/2060[4]	125
6,781	0.00%, 01/1/2061[4]	120
6,730	0.00%, 01/1/2062[4]	116
6,629	0.00%, 01/1/2063[4]	112
6,579	0.00%, 01/1/2064[4]	110
6,528	0.00%, 01/1/2065[4]	105
6,427	0.00%, 01/1/2066[4]	99
83,706	0.00%, 01/1/2067[4]	1,197
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,484,425
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,089,230
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,564,000
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	406,372
		14,962,958
	TOTAL MUNICIPAL BONDS
	(Cost 1,002,650,398)	1,030,224,057

Number of Shares
	COMMON STOCK — 0.0%[6]
32,171	Energy Harbor Corp.*	410,180

	TOTAL COMMON STOCK
	(Cost 965,130)	410,180

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	$91,824
53,753	BlackRock MuniVest Fund, Inc.	435,399
31,817	BlackRock MuniYield Quality Fund, Inc.	462,937
72,299	BNY Mellon Municipal Income, Inc.	594,298
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	913,680
30,359	BNY Mellon Strategic Municipals, Inc.	226,174
23,539	DTF Tax-Free Income, Inc.	328,369
87,593	DWS Municipal Income Trust	944,252
17,462	Invesco Advantage Municipal Income Trust II	179,335
17,008	Invesco Municipal Opportunity Trust	194,742
23,118	Invesco Municipal Trust	270,481
11,819	Invesco Trust for Investment Grade Municipals	142,892
8,572	Neuberger Berman Municipal Fund, Inc.	125,580
37,184	Pioneer Municipal High Income Advantage Trust	378,533
123,034	Pioneer Municipal High Income Trust	1,392,745
108,960	Western Asset Managed Municipals Fund, Inc.	1,303,162
8,866	Western Asset Municipal Partners Fund, Inc.	121,110

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost 9,138,881)	8,105,513

	OPEN-END MUTUAL FUND — 15.7%
16,368,773	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	234,237,147

	TOTAL OPEN-END MUTUAL FUND
	(Cost 229,705,514)	234,237,147

	PRIVATE FUNDS — 13.3%
	MacKay Municipal Credit Opportunities Fund, LP*	36,776,997
	MacKay Municipal Opportunities Fund, LP*	161,374,805

	TOTAL PRIVATE FUNDS
	(Cost 175,000,000)	198,151,802

48

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2020

Number of Shares		Value
	SHORT-TERM INVESTMENT — 1.4%
21,298,702	JPMorgan Prime Money Market Fund - Institutional Shares, 0.96%[7]	$21,298,702

	TOTAL SHORT-TERM INVESTMENT
	(Cost 21,295,929)	21,298,702

	TOTAL INVESTMENTS — 100.1%
	(Cost 1,438,755,852)	1,492,427,401
	Liabilities in excess of other assets — (0.1)%	(1,716,374)

	TOTAL NET ASSETS — 100.0%	$1,490,711,027

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	Floating rate security.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

49

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2020

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 56.1%
	ALTERNATIVE DIVERSIFIERS — 4.4%
2,736,033	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$25,718,711
855,877	GMO SGM Major Markets Fund - Class VI	27,524,993
		53,243,704
	CORE/ALTERNATIVE DIVERSIFIERS — 51.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	333,296,902
2,129,115	GMO Global Asset Allocation Fund - Class III	59,359,743
14,454,125	JPMorgan Global Allocation Fund - Class R6	236,469,487
		629,126,132
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 769,018,641)	682,369,836

	EXCHANGE-TRADED FUND — 6.5%
	REAL ASSET — 6.5%
5,274,527	iShares Gold Trust*	79,487,122

	TOTAL EXCHANGE-TRADED FUND
	(Cost 76,999,612)	79,487,122

	PRIVATE FUNDS — 22.6%
	ALTERNATIVE DIVERSIFIERS — 11.4%
	Elliott Associates, LP - Class C*	3,528,003
	Millennium International, Ltd. - Class GG*	24,724,835
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	110,469,511
		138,722,349
	CORE DIVERSIFIERS — 11.2%
	All Weather Portfolio Limited*	125,182,041
	D. E. Shaw Orienteer International Fund, LP*	10,835,250
		136,017,291
	TOTAL PRIVATE FUNDS
	(Cost 273,117,934)	274,739,640

Number of Shares		Value
	SHORT-TERM INVESTMENT — 14.0%
170,953,732	JPMorgan Prime Money Market Fund - Institutional Shares, 0.96%[2]	$170,953,732

	TOTAL SHORT-TERM INVESTMENT
	(Cost 170,982,923)	170,953,732

	TOTAL INVESTMENTS — 99.2%
	(Cost 1,290,119,110)	1,207,550,330
	Other assets less liabilities — 0.8%	9,657,265

	TOTAL NET ASSETS — 100.0%	$1,217,207,595

*	Non-income producing security.
[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

50

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2020

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 98.3%
	CORE — 93.8%
6,183,119	DoubleLine Total Return Bond Fund - I Class	$64,551,760
9,514,152	MetWest Total Return Bond Fund - Plan Class[1]	99,518,035
3,600,801	PIMCO Income Fund - Institutional Class	39,464,777
4,946,149	Vanguard Total Bond Market Index Fund - Institutional Class	56,089,328
		259,623,900
	OPPORTUNISTIC — 4.5%
261,055	GMO Emerging Country Debt Fund - Class IV	6,051,250
1,240,166	Vanguard High-Yield Corporate Fund - Admiral Shares	6,523,273
		12,574,523
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 269,423,375)	272,198,423

	SHORT-TERM INVESTMENT — 1.7%
4,653,750	JPMorgan Prime Money Market Fund - Institutional Shares, 0.96%[2]	4,653,750

	TOTAL SHORT-TERM INVESTMENT
	(Cost 4,651,854)	4,653,750

	TOTAL INVESTMENTS — 100.0%
	(Cost 274,075,229)	276,852,173
	Liabilities in excess of other assets — (0.0)%[3]	(107,917)

	TOTAL NET ASSETS — 100.0%	$276,744,256

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

51

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of March 31, 2020

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
ASSETS:
Investments, at value (cost $1,157,746,592, $1,438,755,852, $1,290,119,110 and $274,075,229, respectively)	$1,131,186,036		$1,492,427,401	$1,207,550,330	$276,852,173
Cash	—		489,042	—	—
Foreign currency, at value (cost $68,468, $0, $0 and $0, respectively)	67,331		—	—	—
Receivables:
Investments sold	—		—	9,000,000	—
Fund shares sold	349,937		2,310,925	789,907	62,985
Dividends and interest	1,494,717		13,193,609	193,890	10,657
Other prepaid expenses	12,372		17,040	17,391	23,268
Total assets	1,133,110,393		1,508,438,017	1,217,551,518	276,949,083

LIABILITIES:
Payables:
Investments purchased	9,999,945		14,175,957	—	—
Securities lending collateral	42,853,421		—	—	—
Fund shares redeemed	1,063,326		2,953,413	25,674	60,015
Due to Custodian	30,888,529		—	—	—
Due to Adviser	141,349		275,845	105,920	19,757
Accrued fund accounting fees	82,018		113,056	72,609	18,973
Accrued administrative servicing fees	35,508		39,034	10,472	7,406
Accrued fund administration fees	22,414		32,505	26,416	6,095
Accrued Trustees’ fees	15,530		15,530	15,530	15,530
Accrued custody fees	13,181		7,827	3,690	1,241
Accrued transfer agent fees and expenses	6,243		6,168	6,284	6,116
Accrued Chief Compliance Officer fees	1,270		1,270	1,270	1,270
Accrued other expenses	145,954		106,385	76,058	68,424
Total liabilities	85,268,688		17,726,990	343,923	204,827

NET ASSETS	$1,047,841,705		$1,490,711,027	$1,217,207,595	$276,744,256

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$1,071,237,645		$1,469,173,017	$1,341,260,331	$273,515,040
Total distributable earnings (losses)	(23,395,940)		21,538,010	(124,052,736)	3,229,216
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,047,841,705		$1,490,711,027	$1,217,207,595	$276,744,256

SHARES ISSUED AND OUTSTANDING	92,720,661	^	147,433,254	129,823,080	27,321,531
NET ASSET VALUE PER SHARE	$11.30	^	$10.11	$9.38	$10.13

^	Advisor Shares

See accompanying Notes to Financial Statements.

52

ASPIRIANT TRUST

Statements of Operations

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	One Month Period Ended March 31, 2020	Year Ended February 29, 2020
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $119,187, $502,388, $0 and $0, respectively)	$1,370,391	$22,793,346	$588,762	$8,556,148
Interest	159,318	2,868,059	2,987,323	34,990,350
Securities lending income	13,742	191,187	—	—
Total investment income	1,543,451	25,852,592	3,576,085	43,546,498

EXPENSES:
Advisory fees	215,989	2,868,418	355,630	4,101,281
Administrative services fees	89,994	1,195,181	131,714	1,519,001
Audit fees	53,000	321,404	44,800	446,858
Fund accounting fees	25,416	288,131	38,092	366,169
Fund administration fees	21,494	69,045	31,443	55,628
Custody fees	4,836	57,255	2,632	30,824
Trustees’ fees and expenses	3,811	55,160	3,811	68,168
Registration fees	3,427	45,000	5,151	45,000
Transfer agent fees and expenses	3,184	37,622	3,076	36,165
Legal fees	2,915	29,898	2,878	30,858
Chief Compliance Officer fees	1,270	15,000	1,270	15,000
Shareholder reporting fees	1,118	13,006	974	13,006
Insurance fees	1,101	11,400	1,101	13,300
Regulatory services	863	11,371	1,127	9,647
Other expenses	3,211	62,842	856	10,659
Total expenses	431,629	5,080,733	624,555	6,761,564
Less: Advisory fees waived	(71,959)	(956,092)	(79,027)	(911,393)
Less: Administrative services fees waived	(53,996)	(636,568)	(92,203)	(1,063,307)
Net expenses	305,674	3,488,073	453,325	4,786,864
Net investment income	1,237,777	22,364,519	3,122,760	38,759,634

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,750,477)	1,166,274	(2,980,787)	1,976,907
Foreign currency translations	(7,622)	(173,702)	—	—
Capital gain distributions	—	16,178,798	71	1,776
Total net realized gain (loss)	(7,758,099)	17,171,370	(2,980,716)	1,978,683
Net change in unrealized appreciation (depreciation) on:
Investments	(109,579,687)	(23,936,135)	(75,292,400)	101,146,423
Foreign currency translations	508	5,031	—	—
Total net change in unrealized appreciation (depreciation)	(109,579,179)	(23,931,104)	(75,292,400)	101,146,423
Net realized and unrealized gain (loss)	(117,337,278)	(6,759,734)	(78,273,116)	103,125,106
Net Increase (Decrease) in Net Assets from Operations	$(116,099,501)	$15,604,785	$(75,150,356)	$141,884,740

See accompanying Notes to Financial Statements.

53

ASPIRIANT TRUST

Statements of Operations (Continued)

	Defensive Allocation Fund		Risk-Managed Taxable Bond Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	One Month Period Ended March 31, 2020	Year Ended February 29, 2020
INVESTMENT INCOME:
Dividends	$760,292	$27,004,264	$781,810	$8,970,113
Interest	193,702	3,751,707	11,674	208,152
Total investment income	953,994	30,755,971	793,484	9,178,265

EXPENSES:
Advisory fees	106,481	1,329,560	61,806	637,920
Administrative services fees	106,481	1,329,560	24,722	255,169
Audit fees	28,158	291,199	26,225	70,773
Fund accounting fees	23,178	320,526	6,582	61,208
Fund administration fees	25,426	33,653	5,900	35,349
Custody fees	1,299	16,870	400	4,831
Trustees’ fees and expenses	3,811	85,531	3,811	74,024
Registration fees	4,927	51,000	3,402	45,000
Transfer agent fees and expenses	3,181	37,563	3,066	36,102
Legal fees	4,439	51,551	2,852	30,561
Chief Compliance Officer fees	1,270	15,000	1,270	15,000
Shareholder reporting fees	1,152	13,006	932	13,006
Insurance fees	1,101	10,300	1,101	10,300
Regulatory services	872	11,634	872	9,133
Other expenses	1,356	10,530	618	7,296
Total expenses	313,132	3,607,483	143,559	1,305,672
Less: Advisory fees waived	—	—	(42,028)	(433,786)
Less: Administrative services fees waived	(95,833)	(1,196,606)	(17,306)	(178,619)
Net expenses	217,299	2,410,877	84,225	693,267
Net investment income	736,695	28,345,094	709,259	8,484,998

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,522,305)	638,139	371,300	(90,334)
Capital gain distributions	—	108,652	—	675,397
Total net realized gain (loss)	(8,522,305)	746,791	371,300	585,063
Net change in unrealized appreciation (depreciation) on:
Investments	(103,851,777)	18,394,502	(10,725,595)	13,266,656
Total net change in unrealized appreciation (depreciation)	(103,851,777)	18,394,502	(10,725,595)	13,266,656
Net realized and unrealized gain (loss)	(112,374,082)	19,141,293	(10,354,295)	13,851,719
Net Increase (Decrease) in Net Assets from Operations	$(111,637,387)	$47,486,387	$(9,645,036)	$22,336,717

See accompanying Notes to Financial Statements.

54

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Equity Allocation Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,237,777	$22,364,519	$20,709,124
Net realized gain (loss) on investments and foreign currency	(7,758,099)	17,171,370	27,803,792
Net change in unrealized (depreciation) on investments and foreign currency	(109,579,179)	(23,931,104)	(19,980,835)
Change in net assets resulting from operations	(116,099,501)	15,604,785	28,532,081

DISTRIBUTIONS TO SHAREHOLDERS^:
Change in net assets resulting from distributions to shareholders	—	(57,177,625)	(47,741,084)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	49,116,897	159,635,340	252,721,636
Shares issued for reinvestment of distributions	—	53,944,736	45,836,890
Shares redeemed	(32,224,422)	(161,327,911)	(182,829,069)
Change in net assets resulting from capital stock transactions	16,892,475	52,252,165	115,729,457

Change in net assets	$(99,207,026)	$10,679,325	$96,520,454

NET ASSETS:
Beginning of period	1,147,048,731	1,136,369,406	1,039,848,952
End of period	$1,047,841,705	$1,147,048,731	$1,136,369,406

TRANSACTIONS IN SHARES^:
Shares sold	4,383,059	11,874,459	19,397,633
Shares issued for reinvestment of distributions	—	3,981,161	3,781,922
Shares redeemed	(2,826,869)	(11,984,824)	(14,229,075)
Change in shares outstanding	1,556,190	3,870,796	8,950,480

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

55

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Municipal Bond Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,122,760	$38,759,634	$38,877,416
Net realized gain (loss) on investments	(2,980,716)	1,978,683	(3,230,963)
Net change in unrealized appreciation (depreciation) on investments	(75,292,400)	101,146,423	13,304,826
Change in net assets resulting from operations	(75,150,356)	141,884,740	48,951,279

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(12,523,265)	(52,274,438)	(42,322,343)

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,731,792	231,232,483	398,761,895
Shares issued for reinvestment of distributions	12,140,563	50,453,475	40,734,369
Shares redeemed	(77,948,372)	(174,014,067)	(267,783,284)
Change in net assets resulting from capital stock transactions	(48,076,017)	107,671,891	171,712,980

Change in net assets	$(135,749,638)	$197,282,193	$178,341,916

NET ASSETS:
Beginning of period	1,626,460,665	1,429,178,472	1,250,836,556
End of period	$1,490,711,027	$1,626,460,665	$1,429,178,472

TRANSACTIONS IN SHARES:
Shares sold	1,720,752	22,306,523	39,875,359
Shares issued for reinvestment of distributions	1,193,762	4,895,860	4,086,565
Shares redeemed	(7,774,836)	(16,831,913)	(26,801,410)
Change in shares outstanding	(4,860,322)	10,370,470	17,160,514

See accompanying Notes to Financial Statements.

56

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$736,695	$28,345,094	$22,743,121
Net realized gain (loss) on investments	(8,522,305)	746,791	(8,572,861)
Net change in unrealized appreciation (depreciation) on investments	(103,851,777)	18,394,502	(37,122,319)
Change in net assets resulting from operations	(111,637,387)	47,486,387	(22,952,059)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(51,465,241)	(42,680,454)

CAPITAL SHARE TRANSACTIONS:
Shares sold	29,892,927	216,182,315	487,945,866
Shares issued for reinvestment of distributions	—	48,896,956	40,797,764
Shares redeemed	(45,126,488)	(156,807,757)	(347,156,797)
Change in net assets resulting from capital stock transactions	(15,233,561)	108,271,514	181,586,833

Change in net assets	$(126,870,948)	$104,292,660	$115,954,320

NET ASSETS:
Beginning of period	1,344,078,543	1,239,785,883	1,123,831,563
End of period	$1,217,207,595	$1,344,078,543	$1,239,785,883

TRANSACTIONS IN SHARES:
Shares sold	3,130,561	20,620,368	47,008,593
Shares issued for reinvestment of distributions	—	4,652,422	4,171,550
Shares redeemed	(4,756,045)	(14,948,800)	(33,930,883)
Change in shares outstanding	(1,625,484)	10,323,990	17,249,260

See accompanying Notes to Financial Statements.

57

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Taxable Bond Fund
	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Period Ended February 28, 2019*
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$709,259	$8,484,998	$4,009,426
Net realized gain (loss) on investments	371,300	585,063	1,340
Net change in unrealized appreciation (depreciation) on investments	(10,725,595)	13,266,656	235,883
Change in net assets resulting from operations	(9,645,036)	22,336,717	4,246,649

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(2,122,242)	(8,508,325)	(3,127,613)

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,471,189	102,476,725	232,378,791
Shares issued for reinvestment of distributions	1,969,730	7,935,700	2,991,318
Shares redeemed	(20,326,949)	(30,199,687)	(30,132,711)
Change in net assets resulting from capital stock transactions	(11,886,030)	80,212,738	205,237,398

Change in net assets	$(23,653,308)	$94,041,130	$206,356,434

NET ASSETS:
Beginning of period	300,397,564	206,356,434	—
End of period	$276,744,256	$300,397,564	$206,356,434

TRANSACTIONS IN SHARES:
Shares sold	632,833	10,013,387	23,412,185
Shares issued for reinvestment of distributions	194,830	775,940	303,627
Shares redeemed	(2,024,380)	(2,937,482)	(3,049,409)
Change in shares outstanding	(1,196,717)	7,851,845	20,666,403

*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

58

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Financial Highlights - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	One Month Period Ended March 31, 2020		Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016
Net asset value, beginning of period	$12.58		$13.02	$13.27	$11.77	$10.50	$11.53

Income from Investment Operations:
Net investment income	0.01		0.25	0.26	0.25	0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		(0.05)	0.08	1.61	1.34	(0.99)
Total from investment operations	(1.28)		0.20	0.34	1.86	1.53	(0.84)

Less Distributions:
From net investment income	—		(0.30)	(0.26)	(0.29)	(0.20)	(0.00	)(1)
From net realized gain	—		(0.34)	(0.33)	(0.07)	(0.06)	(0.19)
Total distributions	—		(0.64)	(0.59)	(0.36)	(0.26)	(0.19)

Net assets value, end of period	$11.30		$12.58	$13.02	$13.27	$11.77	$10.50

Total return	(10.17	)%(2)	1.17%	2.83%	15.80%	14.63%	(7.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,047,842		$1,147,049	$1,136,369	$1,039,849	$761,664	$381,654
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.48	%(3)	0.42%	0.44%	0.44%	0.59%	1.05%
Expense waiver	(0.14	)%(3)	(0.13)%	(0.14)%	(0.16)%	(0.08)%	(0.04)%
Total expenses after expense waiver	0.34	%(3)	0.29%	0.30%	0.28%	0.51%	1.01%
Net investment income	1.38	%(3)	1.87%	1.90%	2.05%	2.02%	1.40%
Portfolio turnover rate	3	%(2)	28%	79%	38%	89%	83%

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

59

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	One Month Period Ended March 31, 2020		Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.68		$10.07	$10.03	$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income	0.02		0.27	0.30	0.28		0.28	0.20
Net realized and unrealized gain (loss) on investments	(0.50)		0.70	0.06	0.05		(0.22)	0.18
Total from investment operations	(0.48)		0.97	0.36	0.33		0.06	0.38

Less Distributions:
From net investment income	(0.09)		(0.36)	(0.32)	(0.30)		(0.28)	(0.15)
From net realized gain	—		—	—	(0.00	)(1)	(0.01)	—
Total distributions	(0.09)		(0.36)	(0.32)	(0.30)		(0.29)	(0.15)

Net assets value, end of period	$10.11		$10.68	$10.07	$10.03		$10.00	$10.23

Total return	(4.55	)%(2)	9.79%	3.71%	3.35%		0.60%	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,490,711		$1,626,461	$1,429,178	$1,250,837		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.47	%(3)	0.45%	0.46%	0.46%		0.51%	0.61	%(3)
Expense waiver	(0.13	)%(3)	(0.13)%	(0.12)%	(0.11)%		(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.34	%(3)	0.32%	0.34%	0.35%		0.44%	0.54	%(3)
Net investment income	2.37	%(3)	2.55%	2.96%	2.80%		2.85%	3.32	%(3)
Portfolio turnover rate	6	%(2)	24%	16%	28%		20%	0	%(1)(2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

60

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	One Month Period Ended March 31, 2020		Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017		Period Ended February 29, 2016*
Net asset value, beginning of period	$10.23		$10.24	$10.82	$10.29	$9.77		$10.00

Income from Investment Operations:
Net investment income	0.00	(1)	0.22	0.21	0.15	0.11		0.00	(1)
Net realized and unrealized gain (loss) on investments	(0.85)		0.17	(0.39)	0.61	0.53		(0.23)
Total from investment operations	(0.85)		0.39	(0.18)	0.76	0.64		(0.23)

Less Distributions:
From net investment income	—		(0.40)	(0.22)	(0.16)	(0.12)		—
From net realized gain	—		—	(0.18)	(0.07)	(0.00	)(1)	—
Total distributions	—		(0.40)	(0.40)	(0.23)	(0.12)		—

Net assets value, end of period	$9.38		$10.23	$10.24	$10.82	$10.29		$9.77

Total return	(8.31	)%(2)	3.69%	(1.46)%	7.44%	6.54%		(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,217,208		$1,344,079	$1,239,786	$1,123,832	$567,711		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.29	%(3)	0.27%	0.28%	0.30%	0.35%		0.78	%(3)
Expense waiver	(0.09	)%(3)	(0.09)%	(0.09)%	(0.08)%	(0.07)%		(0.07	)%(3)
Total expenses after expense waiver	0.20	%(3)	0.18%	0.19%	0.22%	0.28%		0.71	%(3)
Net investment income	0.69	%(3)	2.13%	1.88%	1.63%	1.55%		(0.20	)%(3)
Portfolio turnover rate	3	%(2)	10%	29%	37%	16%		0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

61

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	One Month Period Ended March 31, 2020		Year Ended February 29, 2020	Period Ended February 28, 2019*
Net asset value, beginning of period	$10.53		$9.99	$10.00

Income from Investment Operations:
Net investment income	0.03		0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.35)		0.56	(0.05)
Total from investment operations	(0.32)		0.89	0.21

Less Distributions:
From net investment income	(0.08)		(0.35)	(0.22)
Total distributions	(0.08)		(0.35)	(0.22)

Net assets value, end of period	$10.13		$10.53	$9.99

Total return	(3.06	)%(1)	9.02%	2.16	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$276,744		$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.58	%(2)	0.51%	0.60	%(2)
Expense waiver	(0.24	)%(2)	(0.24)%	(0.24	)%(2)
Total expenses after expense waiver	0.34	%(2)	0.27%	0.36	%(2)
Net investment income	2.87	%(2)	3.33%	3.46	%(2)
Portfolio turnover rate	5	%(1)	4%	0	%(1)

*	Commenced operations as of the close of business on March 29, 2018.

(1)	Not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

62

ASPIRIANT TRUST

Notes to Financial Statements

March 31, 2020

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund – The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund – The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Effective March 1, 2020, the fiscal year end of the Funds has been changed from February 28 to March 31 as approved by the Board on November 7, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date

65

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$1,941,739	$—	$—	$1,941,739
Austria	—	149,920	—	—	149,920
Belgium	—	2,262,788	—	—	2,262,788
Bermuda	3,267,096	998,729	—	—	4,265,825
Canada	8,081,957	—	—	—	8,081,957
Chile	256,871	—	—	—	256,871
China	1,039,345	2,089,806	—	—	3,129,151
Curacao	5,506	—	—	—	5,506
Denmark	2,131,561	2,735,740	—	—	4,867,301
Finland	—	41,101	—	—	41,101
France	62,514	2,918,193	—	—	2,980,707
Germany	50,675	2,320,114	—	—	2,370,789
Guernsey	3,397,641	—	—	—	3,397,641
Hong Kong	291,101	12,898,536	—	—	13,189,637
India	1,378,431	—	—	—	1,378,431
Ireland	1,956,289	—	—	—	1,956,289
Israel	2,107,503	1,491,281	—	—	3,598,784
Italy	—	1,325,920	—	—	1,325,920
Japan	1,581,312	33,584,840	—	—	35,166,152
Jersey	—	1,897,311	—	—	1,897,311
Netherlands	—	4,161,376	—	—	4,161,376
New Zealand	—	1,826,873	—	—	1,826,873
Norway	—	2,342,110	—	—	2,342,110
Philippines	107,652	—	—	—	107,652
Portugal	—	343,190	—	—	343,190
Singapore	387,773	1,801,820	—	—	2,189,593
South Korea	1,374,222	—	—	—	1,374,222
Spain	—	150,271	—	—	150,271
Sweden	—	1,785,181	—	—	1,785,181
Switzerland	2,408,214	12,022,671	—	—	14,430,885
Taiwan	7,065,452	—	—	—	7,065,452

66

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
United Kingdom	$—	$8,728,483	$—	$—	$8,728,483
United States	130,852,560	—	—	—	130,852,560
Exchange-Traded Funds	228,861,696	—	—	—	228,861,696
Open-End Mutual Fund	213,529,585	—	—	—	213,529,585
Preferred Stock
Germany	—	1,068,043	—	—	1,068,043
Private Fund	—	—	—	129,309,930	129,309,930
Short-Term Investments	247,941,693	42,853,421	—	—	290,795,114
Total Investments	$858,136,649	$143,739,457	$—	$129,309,930	$1,131,186,036

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of March 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Fund – Long/Short Equity(a)	$129,309,930	N/A	Indefinite	Monthly	2	N/A
	$129,309,930	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of March 31, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	12.3%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

67

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$1,030,224,057	$—	$—	$1,030,224,057
Common Stock	410,180	—	—	—	410,180
Closed-End Mutual Funds	8,105,513	—	—	—	8,105,513
Open-End Mutual Fund	234,237,147	—	—	—	234,237,147
Private Funds	—	—	—	198,151,802	198,151,802
Short-Term Investment	21,298,702	—	—	—	21,298,702
Total Investments	$264,051,542	$1,030,224,057	$—	$198,151,802	$1,492,427,401

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of March 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$198,151,802	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$198,151,802	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

68

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of March 31, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	10.8%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$53,243,704	$—	$—	$—	$53,243,704
Core/Alternative Diversifiers	629,126,132	—	—	—	629,126,132
Exchange-Traded Fund:
Real Asset	79,487,122	—	—	—	79,487,122
Private Funds:
Alternative Diversifiers	—	—	—	138,722,349	138,722,349
Core Diversifiers	—	—	—	136,017,291	136,017,291
Short-Term Investment	170,953,732	—	—	—	170,953,732
Total Investments	$932,810,690	$—	$—	$274,739,640	$1,207,550,330

69

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of March 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$110,469,511	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	28,252,838	$31,651,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	136,017,291	N/A	Indefinite	Monthly	5-10 business days	N/A
	$274,739,640	$31,651,200

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

70

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of March 31, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	9.1%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.3%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$259,623,900	$—	$—	$259,623,900
Opportunistic	12,574,523	—	—	12,574,523
Short-Term Investment	4,653,750	—	—	4,653,750
Total Investments	$276,852,173	$—	$—	$276,852,173

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

71

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk

i.	Assets and liabilities — Translated at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2020.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statements of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

72

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the period from March 1, 2020 through March 31, 2020, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at March 31, 2020. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of March 31, 2020:

Description	PAR	Value
Money Market Fund with The Goldman Sachs Group, Inc., 0.43%, 04/1/2020*	$10,000,000	$10,000,000
Money Market Fund with Wells Fargo & Company, 0.39%, 04/1/2020*	10,000,000	10,000,000
Money Market Fund with Morgan Stanley, 0.32%, 04/1/2020*	5,000,000	5,000,000
Repurchase Agreement with Citigroup Global Markets, Inc., 0.01%, 04/1/2020*#	5,000,000	5,000,000
Repurchase Agreement with Natixis, New York, 0.01%, 04/1/2020*#	4,860,369	4,860,369
Domestic CD with DZ Bank AG, New York, 0.95%, 06/10/2020*	2,000,000	2,000,000
Time Deposit with National Bank of Canada, 0.15%, 04/7/2020*	2,000,000	2,000,000
Time Deposit with ABN Amro Bank, 0.08%, 04/1/2020*	1,000,000	1,000,000
Funding Agreement with United of Omaha Life Insurance, 0.89%, 04/30/2020*	1,000,000	1,000,000
Domestic CD with Bank of Nova Scotia, Houston, 0.50%, 07/10/2020*	1,000,000	999,393
Commercial Paper with Mont Blanc, 2.03%, 04/8/2020*	1,000,000	993,659
Total	$42,860,369	$42,853,421

*	The rate shown is the annualized 7-day yield as of March 31, 2020.

#	The repurchase agreements are collateralized by various fixed income U.S. Government Agency and U.S. Treasury securities in the amount of $10,057,580.

As of March 31, 2020, the Equity Allocation Fund held Non-Cash Collateral in the amount of $5,080,489 which consisted of U.S. Treasury securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Equity Allocation Fund paid $11,660 and $81,918, respectively, to JPM from securities lending revenue.

73

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

74

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Federal Income Taxes (Continued)

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the period from March 1, 2020 through March 31, 2020, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2020. The advisory fee waiver is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $71,959 and $956,092, respectively, of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. The Adviser voluntarily waived expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. Effective November 7, 2019, the Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $53,996 and $636,568, respectively, under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2020. The advisory fee waiver is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $79,027 and $911,393, respectively, of its advisory fee for the Municipal Bond Fund.

75

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, the waiver became contractual. The Adviser waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $92,203 and $1,063,307, respectively, under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, the waiver became contractual. The Adviser waived expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $95,833 and $1,196,606, respectively, under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2020. The advisory fee waiver is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $42,028 and $433,786, respectively, of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to November 7, 2019, the Adviser had agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement. Effective November 7, 2019, that waiver became contractual. The Adviser waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver, voluntary or contractual, is not subject to recoupment. For the period from March 1, 2020 through March 31, 2020 and the year ended February 29, 2020, the Adviser waived $17,306 and $178,619, respectively, under the Administration Agreement.

(b)	Sub-Advisory Fees

Aperio Group, LLC and Acadian Asset Management LLC serve as the sub-advisers of the Equity Allocation Fund. Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

76

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective October 1, 2019, each Trustee receives an annual retainer of $60,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. For the period July 1, 2018, through September 30, 2019, the annual retainer was $50,000. The Chair of the Audit Committee is paid an additional $7,500 per year. Effective January 1, 2020, each Trustee who is a member of the Valuation Committee is paid an additional $2,000 per year.

4.	INVESTMENT TRANSACTIONS

For the period from March 1, 2020 through March 31, 2020, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$29,021,002	$88,767,761	$—	$—
Municipal Bond Fund	1,550,790	68,000,000	95,062,710	23,083,654
Defensive Allocation Fund	37,759,939	45,494,409	—	—
Taxable Bond Fund	12,781,598	16,700,000	—	—

77

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

4.	INVESTMENT TRANSACTIONS (Continued)

For the year ended February 29, 2020, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$346,918,495	$289,237,329	$—	$—
Municipal Bond Fund	105,656,138	184,380,914	310,556,303	161,304,352
Defensive Allocation Fund	202,268,875	118,200,514	—	—
Taxable Bond Fund	82,483,451	10,530,000	—	—

5.	FEDERAL TAX INFORMATION

At March 31, 2020, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,162,072,150	$1,463,739,926	$1,314,993,597	$274,075,481

Gross unrealized appreciation	$42,949,327	$44,361,151	$3,396,481	$8,467,008
Gross unrealized depreciation	(73,835,441)	(15,673,676)	(110,839,748)	(5,690,316)

Net unrealized appreciation/ (depreciation) on investments	$(30,886,114)	$28,687,475	$(107,443,267)	$2,776,692

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

For U.S. GAAP purposes the Funds changed their year-end from February 29, 2020 to March 31, 2020, and for tax purposes the Funds did not change their fiscal year. U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 29, 2020, permanent differences in book and tax accounting were reclassified to paid-in capital and total distributable earnings/ (losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Equity Allocation Fund	$(1,075)	$1,075
Municipal Bond Fund	(341,587)	341,587
Defensive Allocation Fund	(719)	719
Taxable Bond Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

5.	FEDERAL TAX INFORMATION (Continued)

As of February 29, 2020, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Undistributed ordinary income	$92,257	$670,482	$8,458,037	$1,370,837
Undistributed tax-exempt income	—	9,314,544	—	—
Undistributed long-term capital gains	13,983,609	—	—	123,370
Tax Accumulated earnings	14,075,866	9,985,026	8,458,037	1,494,207
Accumulated capital and other losses	(61,414)	(5,110,767)	(17,281,896)	—
Unrealized appreciation/(depreciation) on investments	78,693,573	104,337,372	(3,591,490)	13,502,287
Unrealized depreciation on foreign currency	(4,464)	—	—	—
Total distributable earnings/(losses)	$92,703,561	$109,211,631	$(12,415,349)	$14,996,494

The tax character of the distributions paid by the Equity Allocation Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
Distributions paid from:
Ordinary Income	$—	$26,934,025	$21,560,225
Net long-term capital gains	—	30,243,600	26,180,859
Total taxable distributions	—	57,177,625	47,741,084
Total distributions paid	$—	$57,177,625	$47,741,084

The tax character of the distributions paid by the Municipal Bond Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
Tax-exempt dividends	$12,523,265	$52,274,438	$42,322,343
Total distributions paid	$12,523,265	$52,274,438	$42,322,343

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Defensive Allocation Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Year Ended February 28, 2019
Distributions paid from:
Ordinary Income	$—	$51,465,241	$24,858,733
Net long-term capital gains	—	—	17,821,721
Total taxable distributions	—	51,465,241	42,680,454
Total distributions paid	$—	$51,465,241	$42,680,454

The tax character of the distributions paid by the Taxable Bond Fund during the period from March 1, 2020 through March 31, 2020 and the years ended February 29, 2020 and February 28, 2019, is as follows:

	One Month Period Ended March 31, 2020	Year Ended February 29, 2020	Period Ended February 28, 2019*
Distributions paid from:
Ordinary Income	$2,122,242	$8,508,325	$3,127,613
Total taxable distributions	2,122,242	8,508,325	3,127,613
Total distributions paid	$2,122,242	$8,508,325	$3,127,613

*	Commenced operations as of the close of business on March 29, 2018.

As of February 29, 2020, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Municipal Bond Fund	$2,345,887	$2,764,880
Defensive Allocation Fund	10,108,081	7,173,815

6.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

On September 26, 2019, the Board of Trustees of Aspiriant Trust has approved the proposed reorganization of Defensive Allocation Fund into a newly created closed-end fund also called Aspiriant Defensive Allocation Fund (the “Acquiring Fund”) that will operate as an interval fund. The purpose of the reorganization is to give shareholders

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020

6.	SUBSEQUENT EVENTS (Continued)

the opportunity to pursue the same basic investment strategy while investing in a fund that can take increased advantage of less liquid investment opportunities such as hedge funds and private funds. Defensive Allocation Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes and is subject to certain conditions including approval by shareholders of the Fund. If approved by shareholders, the reorganization is expected to occur at the second half of 2020.

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiriant Trust and the Aspiriant Risk-Managed Equity Allocation Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Taxable Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Aspiriant Risk-Managed Equity Allocation Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Taxable Bond Fund (collectively, the “Funds”), each portfolios of the series constituting Aspiriant Trust, including the schedules of investments, as of March 31, 2020, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aspiriant Risk-Managed Equity Allocation Fund	For the one-month period ended March 31, 2020 and the year ended February 29, 2020	For the one-month period ended March 31, 2020 and the two years in the period ended February 29, 2020	For the one-month period ended March 31, 2020 and the five years in the period ended February 29, 2020
Aspiriant Risk-Managed Municipal Bond Fund	For the one-month period ended March 31, 2020 and the year ended February 29, 2020	For the one-month period ended March 31, 2020 and the two years in the period ended February 29, 2020	For the one-month period ended March 31, 2020, the four years in the period ended February 29, 2020, and the period from July 1, 2015 (commencement of operations) through February 29, 2016
Aspiriant Defensive Allocation Fund	For the one-month period ended March 31, 2020 and the year ended February 29, 2020	For the one-month period ended March 31, 2020 and the two years in the period ended February 29, 2020	For the one-month period ended March 31, 2020, the four years in the period ended February 29, 2020, and for the period from December 14, 2015 (commencement of operations) through February 29, 2016
Aspiriant Risk-Managed Taxable Bond Fund	For the one-month period ended March 31, 2020 and the year ended February 29, 2020	For the one-month period ended March 31, 2020, the year ended February 29, 2020 and the period from March 29, 2018 (commencement of operations) through February 28, 2019	For the one-month period ended March 31, 2020, the year ended February 29, 2020, and for the period from March 29, 2018 (commencement of operations) through February 28, 2019

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, WI
May 27, 2020

We have served as the auditor of one or more Aspiriant investment companies since 2012.

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Other Information

March 31, 2020 (Unaudited)

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund designate income dividends of 85.75%, 0%, 22.62% and 0%, respectively, as qualified dividend income paid during the period ended February 29, 2020.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 29, 2020, dividends paid by the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund which are not designated as capital gain distributions, should be multiplied by 41.02%, 0%, 3.64% and 0%, respectively, to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Equity Allocation Fund hereby designates $30,243,600 as long-term capital gains distributed during the period ended February 29, 2020.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $52,274,438, or the amount determined to be necessary, for the period ended February 29, 2020.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STATEMENT REGARDING THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations timely. During the period covered by the report, the program supported the Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile, including during any periods of market volatility and net redemptions. In this regard, the program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect an assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Expense Examples

March 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Expenses are based on an investment of $1,000 invested on March 1, 2020 and held for the entire period ending March 31, 2020. The Hypothetical Example is based on an investment of $1,000 invested on October 1, 2019 and held for the entire period ending March 31, 2020.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expense Paid During the Period
Actual(1)	$ 1,000.00	$ 898.30	0.34%	$ 0.27
Hypothetical(2)	$ 1,000.00	$ 1,023.29	0.34%	$ 1.72

Municipal Bond Fund	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expense Paid During the Period
Actual(1)	$ 1,000.00	$ 954.50	0.34%	$ 0.29
Hypothetical(2)	$ 1,000.00	$ 1,023.28	0.34%	$ 1.74

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EXPENSE EXAMPLES (Continued)

March 31, 2020 (Unaudited)

Defensive Allocation Fund	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expense Paid During the Period
Actual(1)	$ 1,000.00	$ 916.90	0.20%	$ 0.17
Hypothetical(2)	$ 1,000.00	$ 1,023.98	0.20%	$ 1.04

Taxable Bond Fund	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expense Paid During the Period
Actual(1)	$ 1,000.00	$ 969.40	0.34%	$ 0.28
Hypothetical(2)	$ 1,000.00	$ 1,023.29	0.34%	$ 1.73

(1)

Expenses are equal to the annualized expense ratios for the period from March 1, 2020 through March 31, 2020, multiplied by the average account value over the period, multiplied by the number of days in the period 31/366 (to reflect partial period).

(2)

Expenses are equal to the annualized expense ratios for the period from October 1, 2019 through March 31, 2020, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the one-half year period).

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Trustees and Officers

March 31, 2020 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. LeRoy Age 72	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	4	Member Board of Directors and Chairman of the Board, The Rockport Company, LLC (2017-2019)
Robert D. Taylor Age 58	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	4	None

Interested Trustee
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert M. Wagman* Age 68	Trustee/Chairman	Indefinite; since 2013	Retired (2015-present); Managing Director of Investment Management Services, Aspiriant, LLC (2013-2015)	4	None

*	Mr. Wagman is considered an interested person because he has had a material business or professional relationship with the Adviser within the past two years.

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

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TRUSTEES AND OFFICERS (Continued)

March 31, 2020 (Unaudited)

Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Robert J. Francais Age 54	President	Indefinite; since 2013	Chief Executive Officer, Aspiriant, LLC (2010-present), Chief Operating Officer, Aspiriant, LLC (2008-2009)
John D. Allen Age 48	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)
Michael H. Kossman Age 55	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC
Douglas S. Hendrickson Age 50	Treasurer	Indefinite; since 2016

Chief Financial Officer, Aspiriant, LLC (2016 - present); Acting Chief Financial Officer, Cetera Financial Group (2016-2016); Group Chief Financial Officer, Investor Services Division, Charles Schwab (2013-2015); Head of Corporate Planning, Profitability Analysis and Management Reporting, Charles Schwab (2011-2013)

Benjamin D. Schmidt Age 43	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015)

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Privacy Policy

FACTS	WHAT DOES ASPIRIANT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aspiriant Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Aspiriant Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For marketing purposes – to offer our products and services to you.	No	Do Not Share
For joint marketing with other financial companies.	No	Do Not Share
For our affiliates’ everyday business purposes – information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness.	No	Do Not Share
For our affiliates to market to you.	No	Do Not Share
For nonaffiliates to market to you.	No	Do Not Share

Questions?	Call 1.877.997.9971

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PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Aspiriant Funds

What we do
How does Aspiriant Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

With respect to online privacy, we employ certain internet and email specific practices to maintain the security of your online sessions, including but not limited to firewall barriers, encryption and authentication procedures.

How does Aspiriant Funds collect my personal information?

We collect you personal information, for example, when you:

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Aspiriant Funds has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Aspiriant Funds does not share with nonaffiliates so they can market to you.

● Nonaffiliates we share with can include: attorneys, accountants, custodians, brokers, service providers, banks and other financial advisors and institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Aspiriant Funds does not jointly market.

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.” Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last three fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2019	$143,000
Fiscal year ended February 29, 2020	$147,000
Fiscal year ended March 31, 2020	$110,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	$18,623
Fiscal year ended March 31, 2020	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2019	$31,250
Fiscal year ended February 29, 2020	$32,250
Fiscal year ended March 31, 2020	None

(d) All Other Fees.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	None
Fiscal year ended March 31, 2020	None

The aggregate fees billed for the past three fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2019	None
Fiscal year ended February 29, 2020	None
Fiscal year ended March 31, 2020	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) Not applicable.

(c) 100%

(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	June 5, 2020

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	June 5, 2020